Annual Report

as of March 31, 2001

Evergreen

State Municipal Bond Funds

Evergreen Funds℠
SINCE 1932

MUTUAL FUND SERVICE AWARD 2000

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

Evergreen Distributor, Inc.
Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders
May 2001

        William M. Ennis

        Dennis H. Ferro

Dear Evergreen Shareholders:

We are pleased to provide the Evergreen State Municipal Bond Funds annual report, which covers the twelve-month period ended March 31, 2001.

Downturn in Equity Markets Spurs Interest in Municipal Bonds

The bond market had its share of volatility over the past twelve months, but overall, rates have declined and municipals have done well. Intermediate bonds provided attractive relative value and outperformed other parts of the yield curve during much of the rally. Most of the volatility experienced was in response to the downturn in the equity markets, which had their worst performance in many years. This turmoil did not go unnoticed by the Federal Reserve Board. They took aggressive action in the second half of 2000 in an effort to avert a recession and a stock market panic. The Federal Reserve Board felt strongly enough about the deteriorating economic environment to cut rates several times including an inter-meeting rate cut; a move reserved for when more immediate action is required.

A limited supply of municipal bonds, coupled with the rate cuts led to further strength as the remaining supply of bonds was aggressively bid, allowing municipal bonds to peak in mid-January. Since then, supply has increased somewhat, and we are off our highs slightly. According to Lehman Brothers, municipal bonds outperformed all other asset-classes returning 14.0% on a taxable equivalent basis*. This out-performance was most evident when compared to equity returns: the Dow Jones Industrial Average fell 8.1%, the S&P 500 Index fell 21.7% and the NASDAQ plummeted 59.7% for the twelvemonth period ended March 31, 2001.

*Based on a 35% tax bracket.

We believe that this volatile trend in interest rates could continue over the next few quarters or at least until the Federal Reserve Board has restored economic growth to a more stable pace. This volatility emphasizes the need for fixed-income securities within an investor’s asset mix.

The Value of Diversification

An environment like the past twelve months offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives. Please visit us online at www.evergreeninvestments.com for more information about Evergreen Funds.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

EVERGREEN
Connecticut Municipal Bond Fund
Fund at a Glance as of March 31, 2001

Portfolio Characteristics
Total Net Assets	$63,874,726

Average Credit Quality	AA+

Effective Maturity	8.1 years

Average Duration	6.1 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. For Classes A and B prior to their inception, the historical performance shown is based on the performance of Class I and has not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Class B. Class I does not pay a 12b-1 fee. If these fees had been adjusted, returns for Classes A and B would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of March 31, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 1/31/1981	Class A	Class B	Class I***
Class Inception Date	12/30/1997	1/9/1998	11/24/1997

Average Annual Returns*

1 year with sales charge	4.50%	3.90%	n/a

1 year w/o sales charge	9.71%	8.90%	9.98%

5 years	3.75%	3.64%	5.02%

Since Portfolio Inception	4.39%	4.12%	5.16%

Maximum Sales Charge	4.75%	5.00%	n/a
	Front End	CDSC

30-day SEC Yield	3.80%	3.22%	4.24%

Tax Equivalent Yield**	6.29%	5.33%	7.02%

12-month income
dividends per share	$0.27%	$0.22%	$0.28

*	Adjusted for maximum applicable sales charge unless noted.
**	Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
***	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

The fund’s yield will fluctuate and there can be no guarantee the fund will achieve its investment objectives or any particular tax-exempt yield.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

EVERGREEN
Connecticut Municipal Bond Fund
Portfolio Manager Interview

Evergreen Connecticut Municipal Bond Fund’s Class A Shares returned 9.71%, excluding sales charge, for the twelve-month period ended March 31, 2001, under-performing the Lehman Brothers Municipal Bond Index (LBMBI) which returned 10.92% for the same period. We attribute the fund’s lag to the LBMBI to a difference in performance goals. The fund seeks to maximize income and yield, while enhancing price stability; and in contrast, the LBMBI reflects total return. Securities selected for their total return potential tend to outperform income-oriented bonds when interest rates decline, such as the environment we experienced over the past six months. Conversely, income-oriented securities tend to outperform bonds geared toward total return in steady or rising interest rate environments. Further, unlike a mutual fund, the LBMBI is not subject to expenses, which lower returns.

Solid economic growth, declining interest rates and a limited supply of bonds all contributed to higher prices in the tax-exempt sector, over the past twelve months. The economy slowed from the whirlwind pace it exhibited in the beginning of 2000, remaining sound most of the year. In the year’s fourth quarter, however, signs of weakness appeared, causing the Federal Reserve Board to lower interest rates. Bond prices climbed higher-forcing yields lower through early January 2001. At that point, short-term rates and long-term rates took different paths, which continued through the end of the quarter. Bonds with shorter-term maturities continued to strengthen in price—pushing yields lower; and longer-term bond prices moved modestly lower-lifting yields higher.

The economy’s strength produced generous tax revenues throughout the year. As a result, many municipalities financed projects with cash flows, rather than issuing debt, which caused a drastic reduction in the supply of new bonds. The lack of supply lent further support to prices, but finding bonds with specific characteristics became a challenge for investors. The supply of Connecticut tax-exempt bonds was extraordinarily light during the period; and although the number of deals increased in the first quarter of 2001, many of them were small. This greatly reduces a bond’s liquidity and had structures that did not fit the fund’s investment parameters.

Our strategies centered on the fund’s long-term objectives of maximizing income and yield, as well as preserving capital. We reduced our position in lower coupon bonds, reinvesting proceeds in bonds with higher coupons, shorter maturities and shorter durations. Expressed in years, duration measures a fund’s sensitivity to changes in interest rates. Shortening duration increases price stability and conversely, lengthening duration increases a fund’s sensitivity to interest rate changes. Typically, these bonds had durations of four to eight years. As of March 31, 2001, the fund’s effective maturity was 8.1 years and its average duration was 6.1 years. Credit analysis and ongoing credit surveillance also were important parts of our strategies. We reduced the fund’s position in the healthcare industry because of credit concerns. We did invest in higher-yielding bonds when they met our credit standards, but primarily invested in higher-quality securities. Most of the supply represented higher-rated credits. Further, the lack of supply kept the yield premiums provided by lower-quality bonds over their higher-rated counterparts minimal, so higher quality bonds usually offered better relative value. As of March 31, 2001, 80% of the fund was invested in bonds rated “AA” or higher.

EVERGREEN
Connecticut Municipal Bond Fund
Portfolio Manager Interview

Looking forward, we think many of the trends that shaped the market for Connecticut municipal bonds over the past twelve months will continue. We think it will take awhile for the interest rate cuts of the past few months to stimulate economic growth, so we expect the economy to remain fairly weak in the near-term. We also expect supply to be light, with smaller-sized deals with unattractive structures keeping bond selection limited. We believe Connecticut municipal bonds should generate solid returns in this environment. In the first quarter of 2001, the supply of tax-exempt Connecticut bonds has outpaced supply for the first quarter of 2000 by approximately 50%. However, in our opinion, strong demand for these securities should support the increased supply. With its high tax rate and substantial per capita income level, Connecticut residents typically demonstrate a hearty appetite for the state’s tax-exempt paper. Further, at the end of the period, intermediate-term bonds offered attractive relative value, compared to their longer-term and shorter-term counterparts. This would provide room for intermediate-term bonds to outperform bonds in other maturity sectors.

PORTFOLIO COMPOSITION
(as a percentage of 03/31/2001 portfolio assets)

PORTFOLIO QUALITY
(as a percentage of 03/31/2001 portfolio assets)

EVERGREEN
New Jersey Municipal Bond Fund
Fund at a Glance as of March 31, 2001

Portfolio Characteristics

Total Net Assets	$226,832,304

Average Credit Quality	AA

Effective Maturity	7.7 years

Average Duration	5.7 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income distributions and capital gain distributions.

Historical performance shown for Classes B and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and I have not been adjusted to reflect the effect of each Class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B. Class I does not pay a 12b-1 fee. If these fees had been adjusted, returns for Class B would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of March 31, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 7161/1991	Class A	Class B	Class I***
Class Inception Date	7/16/1991	1/30/1996	2/8/1996

Average Annual Returns*

1 year with sales charge	4.46%	3.65%	n/a

1 year w/o sales charge	9.64%	8.65%	9.74%

5 years	4.50%	4.23%	5.61%

Since Portfolio Inception	5.91%	5.95%	6.49%

Maximum Sales Charge	4.75%	5.00%	n/a
	Front End	CDSC

30-day SEC Yield	3.97%	3.26%	4.26%

Tax Equivalent Yield**	6.57%	5.40%	7.05%

12-month income
dividends per share	$0.50	$0.41	$0.51

*	Adjusted for maximum applicable sales charge unless noted.
**	Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
***	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

The fund’s yield will fluctuate and there can be no guarantee the fund will achieve its investment objectives or any particular tax-exempt yield.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen New Jersey Municipal Bond Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

EVERGREEN
New Jersey Municipal Bond Fund
Portfolio Manager Interview

Evergreen New Jersey Municipal Bond Fund’s Class A Shares returned 9.64%, excluding sales charge, for the twelve-month period ended March 31, 2001, trailing the 10.92% return produced by the Lehman Brothers Municipal Bond Index (LBMBI) for the same period. We attribute the lag to a difference in performance objectives, as well as to the LBMBI not being subject to expenses, which lower returns. The fund seeks to maximize yield and income, while preserving capital; and in contrast, the LBMBI reflects total return. Securities with a greater income-orientation tend to underperform bonds selected for their total return potential when interest rates decline, such as the environment that existed over the past six months. However, this situation typically reverses in a steady or rising interest rate environment. When interest rates rise or hold steady, securities with an income-orientation tend to outperform securities selected for their total return potential.

Municipal bond prices moved higher on favorable economic fundamentals and a limited supply of new bonds, over the past twelve months. According to Lehman Brothers, municipal bonds outperformed all other asset-classes, while during the same period, the Dow Jones Industrial Average fell 8.1%, the S&P 500 Index was down 21.7% and the NASDAQ plummeted 59.7%.

The economy cooled from the excessive growth rate it exhibited in the early months of 2000, expanding at a more moderate, yet solid pace for most of the period. Inflation remained low. Toward the end of 2000, however, economic growth took a sharp turn lower. Gross domestic product (GDP)—which measures the economy’s total output of goods and services—dropped from its robust annualized rate of 7.3% in the fourth quarter of 1999 to a meager 1.0% annualized rate in the fourth quarter of 2000. The Federal Reserve Board lowered interest rates to revive the sagging growth, and yields across the maturity spectrum declined—pushing bond prices upward. In the municipal bond market, long-term yields slipped 0.49%, intermediate term rates were down 0.45% and short-term yields fell 1.05%, from March 31, 2000 to March 31, 2001.

A tight supply of new bonds in both the national market and New Jersey’s municipal bond market, also supported prices. Many municipalities had little need to borrow money during the period, since the economy’s strength had produced substantial tax revenues, however the supply picture changed in the first quarter of 2001. Supply became more plentiful for general market bonds, with new issuance jumping 15.2% over the average of the past five years. The availability of new bonds stayed scarce in New Jersey, however. Few new bond deals came to market and often, new issues had only a small number of securities. Many larger deals—which tend to be more liquid—came from issuers who already had a considerable amount of outstanding debt. As a result, many portfolios had reached the maximum position they could hold in those names.

EVERGREEN
New Jersey Municipal Bond Fund
Portfolio Manager Interview

Our investment strategies throughout the year focused on increasing the fund’s yield, preserving capital and improving liquidity. Increasing yield was a particularly challenging task in light of the decline in interest rates; however, during the period, we raised the fund’s distribution yield by 0.06%. Primarily, we sold bonds with lower coupons and reinvested in securities with premium coupons. The larger position in bonds with higher coupons also helped improve price stability. The fund’s average coupon rose to 5.82% on March 31, 2001 from 5.59% on March 31, 2000. Another major strategy was to invest in bonds with shorter durations, which preserved capital. Expressed in years, duration measures a portfolio’s sensitivity to interest rate changes. Shortening duration improves price stability and conversely, lengthening duration increases a portfolio’s sensitivity to changes in interest rates. We also sought to enhance liquidity. To do this, we increased holdings in bonds with call dates between 2008 and 2010, and when available, non-callable bonds. As of March 31, 2001, the fund’s average duration was 5.7 years and its average rating stood at “AA”.

Heading forward, we think many of the trends that affected the market for New Jersey municipal bonds over the past year will continue. We believe interest rates will stay low as the Federal Reserve Board tries to restore economic growth to a solid pace, and we expect supply to remain limited. We think the structural changes made in the fund over the past year have helped prepare it for this environment. Many of the positions were built when rates were at more attractive levels. In addition to having locked-in higher yields before interest rates fell, this heavy income-orientation should contribute substantially to performance in what we believe will be a steadier interest rate climate in the coming months.

PORTFOLIO COMPOSITION
(as a percentage of 3/31/2001 portfolio assets)

PORTFOLIO COMPOSITION
(as a percentage of 3/31/2001 portfolio assets)

EVERGREEN
Pennsylvania Municipal Bond Fund
Fund at a Glance as of March 31, 2001

Portfolio Characteristics
Total Net Assets	$891,647,820

Average Credit Quality	AA

Effective Maturity	8.9 years

Average Duration	6.0 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C, and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been adjusted, returns for Classes B and I would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of March 31, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 12/27/1990	Class A	Class B	Class C	Class I***
Class Inception Date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Average Annual Returns*

1 year with sales charge	4.40%	3.89%	6.88%	n/a

1 year w/o sales charge	9.57%	8.89%	8.88%	9.84%

5 years	4.56%	4.60%	4.91%	5.77%

10 years	6.29%	6.20%	6.19%	6.89%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC Yield	4.39%	3.86%	3.86%	4.86%

Taxable Equivalent Yield**	7.27%	6.39%	6.39%	8.05%

12-month income
dividends per share	$0.56	$0.48	$0.48	$0.59

*	Adjusted for maximum applicable sales charge unless noted.
**	Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
***	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

The fund’s yield will fluctuate and there can be no guarantee the fund will achieve its investment objectives or any particular tax-exempt yield.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen

Pennsylvania Municipal Bond Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

EVERGREEN
Pennsylvania Municipal Bond Fund
Portfolio Manager Interview

Evergreen Pennsylvania Municipal Bond Fund’s Class A Shares returned 9.57%, excluding sales charge, for the twelve-month period ended March 31, 2001, trailing the Lehman Brothers Municipal Bond Index (LBMBI), which returned 10.92% for the same period. We attribute the lag to a difference in performance objectives. Further, the fund eliminated a position that developed, in our opinion, significant event risk. This holding was sold in a conservative manner to obtain the best market price. However, the situation negatively affected the fund’s total return.

The fund’s investment objective differs somewhat from that of its benchmark fund seeks to maximize income while maintaining price stability. In contrast, the LBMBI reflects total return. Securities selected for their total return potential will tend to outperform income-oriented securities in a declining interest rate environment, such as the environment we experienced in the second half of the fund’s fiscal year. The situation reverses when interest rates are rising or holding steady, however. In those climates, income-oriented securities typically outperform securities with greater total return potential. In addition, unlike a mutual fund, the LBMBI is not subject to expenses which lower returns.

Municipal bond investors benefited from favorable economic and interest rate environments, over the past year. Economic growth was solid through much of 2000, although signs of weakness began to appear in the year’s fourth quarter. The Federal Reserve Board lowered interest rates to rejuvenate the economy’s health, inciting a powerful rally from mid-November 2000 through the beginning of January 2001. During that rally, 30-year high-grade municipal bond yields fell from 5.57% to 5.00%, while the yields on their 15-year counterparts dropped from 5.19% to 4.65%. Yields rose modestly from that point through the end of the period. A limited supply of bonds helped support prices, but challenged investors to find securities with the characteristics they sought. The robust growth that took place in the economy through much of last year generated heavy tax revenues, reducing the need for many municipalities to borrow. As a result, the supply of general market bonds was limited and supply was particularly tight for Pennsylvania tax-exempt bonds. Many Pennsylvania deals were small—which reduces liquidity—and had structures that did not fit the needs of many institutional investors. Further, the low supply also kept a lid on yields—so that even lower quality credits provided little incremental yield over higher-rated bonds.

The fund implemented several strategies. Some were geared toward a shorter-term timeframe, designed to take advantage of the decline in interest rates and put the fund’s assets to their most productive use while we found bonds that met our investment parameters. Most of our strategies were longer-term, however, centering on the fund’s objectives of maximizing and reinforcing price stability.

The supply of bonds with desirable characteristics was limited, so we employed an interim strategy. Using the fund’s excess cash, we built a position that improved total return potential as rates declined, but still gave us the flexibility to take advantage of longer-term opportunities when they appeared. We selected highly-liquid securities with lower coupons and longer maturities. In addition to contributing to the fund’s

EVERGREEN
Pennsylvania Municipal Bond Fund
Portfolio Manager Interview

total return, bonds with these characteristics experienced strong investor demand, enabling us to sell them for attractive prices when we concluded rates had reached a plateau.

Primarily, we reinvested the proceeds from those sales in “cushion bonds”. “Cushion bonds” have higher coupons and are priced to a short call date. Call dates are dates that are shorter than a bond’s maturity date; and on a call date, the issuer can call bonds away from the investor. The fact that a bond is priced to a short call date restricts its price movement so that its price moves like that of a bond with a maturity that is equivalent to the call date. The bonds we selected typically had coupons in the 5 1 / 2 % to 6.0% range. These securities have played a major role in the fund’s longer-term strategy of emphasizing income and price stability. Another strategy that helped increase yield was “tax loss selling”, which involved selling some of the fund’s lower-yielding positions and replacing them at higher yields and more attractive prices, after evaluating each position’s gain and loss situation.

Credit analysis and asset-allocation also played key roles in the fund’s strategies. We invested in housing bonds, which helped improve the fund’s yield. We reduced the fund’s position in hospitals and healthcare, however, because of deteriorating credit conditions in those industries. An increase in event risk also prompted us to sell one of the fund’s larger positions. We sold the bonds expeditiously but prudently; however, the sale had a negative effect on the fund’s return. As of March 31, 2001, the fund’s average rating was “AA”.

We think many of the trends we experienced over the past year may continue over the next few months. While a further decline in interest rates may be limited, we think rates will remain low to reinvigorate economic growth. Also, limited supply continues to present challenges. In this environment, we intend to continue to manage the fund with an emphasis on income and price stability—a combination we believe should help generate solid returns in a more stable interest rate environment.

PORTFOLIO COMPOSITION
(as a percentage of 3/31/2001 portfolio assets)

PORTFOLIO QUALITY
(as a percentage of 3/31/2001 portfolio assets)

EVERGREEN
Connecticut Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended March 31,
	2001	2000	1999	1998 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 6.01	$6.38	$6.38	$ 6.40

Income from investment operations

Net investment income	0.27	0.26	0.26	0.07

Net realized and unrealized gains or losses on securities	0.30	(0.35)	0.06	(0.02)

Total from investment operations	0.57	(0.09)	0.32	0.05

Less distributions to shareholders from

Net investment income	(0.27)	(0.26)	(0.26)	(0.07)

Net realized gains	0	(0.02)	(0.06)	0

Total distributions to shareholders	(0.27)	(0.28)	(0.32)	(0.07)

Net asset value, end of period	$ 6.31	$6.01	$6.38	$ 6.38

Total return*	9.71%	(1.47%)	5.14%	0.77%

Ratios and supplemental data

Net assets, end of period (thousands)	$3,148	$744	$570	$ 146

Ratios to average net assets
Expenses‡	0.87%	0.86%	0.84%	0.86%†

Net investment income	4.40%	4.25%	4.04%	4.38%†

Portfolio turnover rate	33%	86%	42%	17%

	Year Ended March 31,
	2001	2000	1999	1998 (b)

CLASS B SHARES

Net asset value, beginning of period	$ 6.01	$ 6.38	$ 6.38	$ 6.44

Income from investment operations

Net investment income	0.22	0.22	0.21	0.05

Net realized and unrealized gains or losses on securities	0.30	(0.35)	0.06	(0.06)

Total from investment operations	0.52	(0.13)	0.27	(0.01)

Less distributions to shareholders from

Net investment income	(0.22)	(0.22)	(0.21)	(0.05)

Net realized gains	0	(0.02)	(0.06)	0

Total distributions to shareholders	(0.22)	(0.24)	(0.27)	(0.05)

Net asset value, end of period	$ 6.31	$ 6.01	$ 6.38	$ 6.38

Total return*	8.90%	(2.21%)	4.35%	(0.21%)

Ratios and supplemental data

Net assets, end of period (thousands)	$1,788	$1,375	$1,180	$ 331

Ratios to average net assets
Expenses‡	1.62%	1.61%	1.58%	1.61%†

Net investment income	3.63%	3.45%	3.25%	3.36%†

Portfolio turnover rate	33%	86%	42%	17%

(a)	For the period from December 30, 1997 (commencement of class operations) to March 31, 1998.
(b)	For the period from January 9,1998 (commencement of class operations) to March 31,1998.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Connecticut Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended March 31,
	2001	2000	1999	1998 (a)

CLASS I* SHARES

Net asset value, beginning of period	$ 6.01	$ 6.38	$ 6.37	$ 6.32

Income from investment operations

Net investment income	0.28	0.27	0.28	0.10

Net realized and unrealized gains or losses on securities	0.30	(0.35)	0.07	0.05

Total from investment operations	0.58	(0.08)	0.35	0.15

Less distributions to shareholders from

Net investment income	(0.28)	(0.27)	(0.28)	(0.10)

Net realized gains	0	(0.02)	(0.06)	0

Total distributions to shareholders	(0.28)	(0.29)	(0.34)	(0.10)

Net asset value, end of period	$ 6.31	$ 6.01	$ 6.38	$ 6.37

Total return	9.98%	(1.22%)	5.56%	2.39%

Ratios and supplemental data

Net assets, end of period (thousands)	$58,938	$70,390	$73,890	$67,675

Ratios to average net assets
Expenses‡	0.62%	0.61%	0.58%	0.61%†

Net investment income	4.64%	4.47%	4.33%	4.50%†

Portfolio turnover rate	33%	86%	42%	17%

(a)	For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
*	Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
New Jersey Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended March 31,					Period Ended August 31, 1996 (b)
	2001	2000	1999	1998	1997 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 10.48	$ 11.16	$ 11.11	$ 10.74	$ 10.75	$ 11.01

Income from investment operations

Net investment income	0.50	0.51	0.51	0.53	0.31	0.28

Net realized and unrealized gains or losses on securities	0.48	(0.66)	0.11	0.46	(0.01)	(0.26)

Total from investment operations	0.98	(0.15)	0.62	0.99	0.30	0.02

Less distributions to shareholders from

Net investment income	(0.50)	(0.51)	(0.51)	(0.53)	(0.31)	(0.28)

Net realized gains	0	(0.02)	(0.06)	(0.09)	0	0

Total distributions to shareholders	(0.50)	(0.53)	(0.57)	(0.62)	(0.31)	(0.28)

Net asset value, end of period	$ 10.96	$ 10.48	$ 11.16	$ 11.11	$ 10.74	$ 10.75

Total return*	9.64%	(1.33%)	5.66%	9.34%	2.83%	0.19%

Ratios and supplemental data

Net assets, end of period (thousands)	$29,475	$28,135	$33,657	$31,614	$31,434	$32,377

Ratios to average net assets
Expenses‡	0.69%	0.56%	0.50%	0.50%	0.44%†	0.34%†

Net investment income	4.72%	4.72%	4.52%	4.77%	5.02%†	5.08%†

Portfolio turnover rate	16%	55%	40%	37%	15%	0%

	Year Ended March 31,					Period Ended August 31, 1996 (b)
	2001	2000	1999	1998	1997 (a)

CLASS B SHARES

Net asset value, beginning of period	$ 10.48	$ 11.16	$ 11.11	$ 10.74	$10.75	$11.01

Income from investment operations

Net investment income	0.41	0.41	0.40	0.43	0.25	0.24

Net realized and unrealized gains or losses on securities	0.48	(0.66)	0.11	0.46	0	(0.26)

Total from investment operations	0.89	(0.25)	0.51	0.89	0.25	(0.02)

Less distributions to shareholders from

Net investment income	(0.41)	(0.41)	(0.40)	(0.43)	(0.26)	(0.24)

Net realized gains	0	(0.02)	(0.06)	(0.09)	0	0

Total distributions to shareholders	(0.41)	(0.43)	(0.46)	(0.52)	(0.26)	(0.24)

Net asset value, end of period	$ 10.96	$ 10.48	$ 11.16	$ 11.11	$10.74	$10.75

Total return*	8.65%	(2.21%)	4.71%	8.35%	2.29%	(0.20%)

Ratios and supplemental data

Net assets, end of period (thousands)	$20,152	$19,582	$20,199	$13,645	$7,847	$2,709

Ratios to average net assets
Expenses‡	1.59%	1.47%	1.41%	1.41%	1.36%†	1.28%†

Net investment income	3.81%	3.81%	3.59%	3.85%	4.07%†	4.14%†

Portfolio turnover rate	16%	55%	40%	37%	15%	0%

(a)	For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b)	For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
New Jersey Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended March 31,					Period Ended August 31, 1996 (b)
	2001	2000	1999	1998	1997 (a)

CLASS I* SHARES

Net asset value, beginning of period	$ 10.48	$ 11.16	$ 11.11	$ 10.74	$10.75	$11.01

Income from investment operations

Net investment income	0.51	0.52	0.52	0.54	0.32	0.28

Net realized and unrealized gains or losses on securities	0.48	(0.66)	0.11	0.46	(0.01)	(0.26)

Total from investment operations	0.99	(0.14)	0.63	1.00	0.31	0.02

Less distributions to shareholders from

Net investment income	(0.51)	(0.52)	(0.52)	(0.54)	(0.32)	(0.28)

Net realized gains	0	(0.02)	(0.06)	(0.09)	0	0

Total distributions to shareholders	(0.51)	(0.54)	(0.58)	(0.63)	(0.32)	(0.28)

Net asset value, end of period	$ 10.96	$ 10.48	$ 11.16	$ 11.11	$10.74	$10.75

Total return	9.74%	(1.23%)	5.76%	9.44%	2.88%	0.20%

Ratios and supplemental data

Net assets, end of period (thousands)	$177,206	$168,632	$123,419	$105,331	$9,436	$9,076

Ratios to average net assets
Expenses‡	0.60%	0.47%	0.41%	0.41%	0.36%†	0.31%†

Net investment income	4.81%	4.83%	4.61%	4.79%	5.08%†	5.12%†

Portfolio turnover rate	16%	55%	40%	37%	15%	0%

(a)	For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b)	For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
*	Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Pennsylvania Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended March 31,
	2001	2000	1999	1998	1997

CLASS A SHARES

Net asset value, beginning of period	$ 10.89	$ 11.66	$ 11.70	$ 11.14	$ 11.15

Income from investment operations

Net investment income	0.56	0.54	0.51	0.55	0.59

Net realized and unrealized gains or losses on securities	0.45	(0.76)	0.10	0.55	(0.01)

Total from investment operations	1.01	(0.22)	0.61	1.10	0.58

Less distributions to shareholders from

Net investment income	(0.56)	(0.54)	(0.51)	(0.54)	(0.59)

Net realized gains	0	(0.01)	(0.14)	0	0

Total distributions to shareholders	(0.56)	(0.55)	(0.65)	(0.54)	(0.59)

Net asset value, end of period	$ 11.34	$ 10.89	$ 11.66	$ 11.70	$ 11.14

Total return*	9.57%	(1.86%)	5.36%	10.02%	5.30%

Ratios and supplemental data

Net assets, end of period (thousands)	$44,951	$32,796	$28,646	$24,119	$24,535

Ratios to average net assets
Expenses‡	0.64%	0.73%	0.82%	0.76%	0.76%

Net investment income	5.07%	4.89%	4.36%	4.79%	5.26%

Portfolio turnover rate	20%	28%	69%	54%	84%

	Year Ended March 31,
	2001	2000	1999	1998	1997

CLASS B SHARES

Net asset value, beginning of period	$ 10.80	$ 11.52	$ 11.55	$ 10.99	$ 11.00

Income from investment operations

Net investment income	0.47	0.45	0.42	0.46	0.49

Net realized and unrealized gains or losses on securities	0.47	(0.70)	0.11	0.54	(0.01)

Total from investment operations	0.94	(0.25)	0.53	1.00	0.48

Less distributions to shareholders from

Net investment income	(0.48)	(0.46)	(0.42)	(0.44)	(0.49)

Net realized gains	0	(0.01)	(0.14)	0	0

Total distributions to shareholders	(0.48)	(0.47)	(0.56)	(0.44)	(0.49)

Net asset value, end of period	$ 11.26	$ 10.80	$ 11.52	$ 11.55	$ 10.99

Total return*	8.89%	(2.23%)	4.68%	9.27%	4.50%

Ratios and supplemental data

Net assets, end of period (thousands)	$31,262	$35,334	$37,823	$37,036	$37,215

Ratios to average net assets
Expenses‡	1.39%	1.48%	1.58%	1.52%	1.51%

Net investment income	4.32%	4.11%	3.60%	4.04%	4.50%

Portfolio turnover rate	20%	28%	69%	54%	84%

*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Combined Notes to Financial Statements.

EVERGREEN
Pennsylvania Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended March 31,
	2001	2000	1999	1998	1997

CLASS C SHARES

Net asset value, beginning of period	$10.82	$11.55	$11.59	$11.02	$11.03

Income from investment operations

Net investment income	0.47	0.45	0.42	0.45	0.47

Net realized and unrealized gains or losses on securities	0.47	(0.71)	0.10	0.57	0.01

Total from investment operations	0.94	(0.26)	0.52	1.02	0.48

Less distributions to shareholders from

Net investment income	(0.48)	(0.46)	(0.42)	(0.45)	(0.49)

Net realized gains	0	(0.01)	(0.14)	0	0

Total distributions to shareholders	(0.48)	(0.47)	(0.56)	(0.45)	(0.49)

Net asset value, end of period	$11.28	$10.82	$11.55	$11.59	$11.02

Total return*	8.88%	(2.31%)	4.59%	9.34%	4.49%

Ratios and supplemental data

Net assets, end of period (thousands)	$5,775	$5,726	$6,945	$6,414	$6,830

Ratios to average net assets
Expenses‡	1.39%	1.48%	1.58%	1.52%	1.51%

Net investment income	4.29%	4.11%	3.60%	4.05%	4.52%

Portfolio turnover rate	20%	28%	69%	54%	84%

	Year Ended March 31,
	2001	2000	1999	1998 (a)

CLASS I** SHARES

Net asset value, beginning of period	$ 10.89	$ 11.66	$ 11.70	$ 11.60

Income from investment operations

Net investment income	0.59	0.57	0.54	0.19

Net realized and unrealized gains or losses on securities	0.45	(0.76)	0.10	0.10

Total from investment operations	1.04	(0.19)	0.64	0.29

Less distributions to shareholders from

Net investment income	(0.59)	(0.57)	(0.54)	(0.19)

Net realized gains	0	(0.01)	(0.14)	0

Total distributions to shareholders	(0.59)	(0.58)	(0.68)	(0.19)

Net asset value, end of period	$ 11.34	$ 10.89	$ 11.66	$ 11.70

Total return	9.84%	(1.62%)	5.63%	2.54%

Ratios and supplemental data

Net assets, end of period (thousands)	$809,659	$796,576	$181,919	$152,960

Ratios to average net assets
Expenses‡	0.39%	0.47%	0.57%	0.59%†

Net investment income	5.32%	5.20%	4.61%	4.75%†

Portfolio turnover rate	20%	28%	69%	54%

(a)	For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
**	Effective at close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Connecticut Municipal Bond Fund
Schedule of Investments
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 97.0%

AIRPORT – 4.0%
Connecticut Arpt. RB, 7.65%, 10/01/2012	AAA	$2,250,000	$ 2,526,120

COMMUNITY DEVELOPMENT DISTRICT – 2.0%
Connecticut Dev. Auth. RB, Mary Wade Home:
5.60%, 12/01/2007	NA	200,000	197,676
5.70%, 12/01/2008	NA	100,000	98,523
6.375%, 12/01/2018	NA	1,000,000	977,430

			1,273,629

CONTINUING CARE RETIREMENT COMMUNITY – 4.5%
Connecticut Dev. Mtge. Auth. RB, Church Homes, Inc. Proj., 5.80%, 04/01/2021	BBB	800,000	684,496
Connecticut Hlth. & Edl. Facs. RB, Eastern CT Hlth. Network, 6.375%, 07/01/2016	AA	2,000,000	2,211,060

			2,895,556

EDUCATION – 5.7%
Connecticut COP, 5.00%, 12/15/2020	A+	1,000,000	986,360
Connecticut Hlth. & Edl. Facs. Auth. RB, 6.00%, 07/01/2017	AA	1,505,000	1,630,607
Connecticut Hlth. & Edl. Facs. RB, Kent Sch. Corp., 5.50%, 07/01/2015	AAA	1,000,000	1,042,180

			3,659,147

GENERAL OBLIGATION – LOCAL – 15.9%
Cheshire, CT GO:
5.375%, 10/15/2013	NR	660,000	707,507
5.75%, 08/15/2009	NR	275,000	293,947
Cmnwlth. of Puerto Rico, GO:
5.50%, 07/01/2008, (Insd. by MBIA)	AAA	205,000	226,488
6.50%, 07/01/2014, (Insd. by MBIA)	AAA	2,000,000	2,422,700
Hamdem, CT GO:
5.375%, 08/15/2010, (Insd. by MBIA)	AAA	1,000,000	1,071,440
5.40%, 08/15/2011, (Insd. by MBIA)	AAA	1,275,000	1,365,181
Middletown, CT GO, 6.00%, 04/15/2007	AA	1,000,000	1,118,890
Milford, CT GO, 5.20%, 01/15/2013	AA	500,000	535,505
Montville, CT GO, 5.25%, 12/01/2008	NR	300,000	328,272
Naugatuck, CT GO, 5.40%, 03/15/2008	A+	250,000	264,550
Wallingford, CT GO:
5.50%, 06/15/2008	AA	170,000	184,103
5.60%, 06/15/2009	AA	170,000	184,134
Waterbury, CT GO:
6.00%, 02/01/2012	AA	645,000	701,657
6.00%, 02/01/2013	AA	680,000	735,556

			10,139,930

EVERGREEN
Connecticut Municipal Bond Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

GENERAL OBLIGATION – STATE – 13.1%
Connecticut GO:
6.00%, 11/15/2002	AA	$ 500,000	$ 521,690
6.00%, 03/01/2006	AA	1,000,000	1,102,550
6.00%, 04/15/2013	AA	3,000,000	3,418,440
6.25%, 05/15/2006	AA	3,000,000	3,351,060

			8,393,740

HOSPITAL – 8.3%
Connecticut Hlth. & Edl. Facs. RB:
Greenwich Hosp. Assn., 5.40%, 07/01/2009	AAA	500,000	536,515
New Britain Gen. Hosp., 5.875%, 07/01/2008, (Insd. by AMBAC)	AAA	250,000	267,908
Newington Children’s Hosp.:
5.90%, 07/01/2008, (Insd. by MBIA)	AAA	1,000,000	1,072,250
6.05%, 07/01/2010, (Insd. by MBIA)	AAA	250,000	267,957
Stamford Hosp., 5.25%, 07/01/2011	AAA	1,000,000	1,056,040
Veterans Mem. Med. Ctr., 5.375%, 07/01/2014	AAA	1,000,000	1,042,880
Yale New Haven Hosp., 5.625%, 07/01/2016	AAA	1,000,000	1,048,700

			5,292,250

HOUSING – 8.8%
Connecticut HFA RB:
Ser. A2, 5.35%, 11/15/2022	AA	1,000,000	1,000,360
5.70%, 06/15/2020	AAA	315,000	327,464
5.75%, 11/15/2021	AA	750,000	768,375
Mtge. Fin. Program:
5.75%, 05/15/2005	AA	100,000	106,003
5.75%, 11/15/2017	AA	550,000	560,868
5.90%, 05/15/2019	AA	1,300,000	1,361,373
Connecticut State HFA RB, 6.00%, 11/15/2027	AA	425,000	440,466
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	NR	1,000,000	1,108,890

			5,673,799

PRE-REFUNDED – 3.6%
Connecticut GO, 5.875%, 08/15/2009	AA	200,000	217,100
Connecticut Hlth. & Edl. Facs. RB:
Choate Rosemary Hall, 6.50%, 07/01/2009, (Insd. by MBIA)	AAA	225,000	247,797
Westminster Sch., 5.50%, 07/01/2016	AAA	1,500,000	1,561,230
Guam Pwr. Auth. RB, 5.90%, 10/01/2008, (Insd. by AMBAC)	AAA	250,000	275,093

			2,301,220

SOLID WASTE – 1.5%
Eastern, CT Res. Recovery Auth. RB, Ser. A, 5.50%, 01/01/2014	BBB	1,000,000	937,140

EVERGREEN
Connecticut Municipal Bond Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

SPECIAL TAX – 15.7%
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
6.00%, 06/01/2006, (Insd. by FGIC)	AAA	$1,000,000	$ 1,107,260
6.00%, 10/01/2008	AAA	3,800,000	4,306,844
6.50%, 10/01/2010	AA-	3,905,000	4,592,749

			10,006,853

STUDENT LOAN – 2.0%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program,
5.375%, 11/15/2008	NR	1,205,000	1,259,695

TOBACCO REVENUE – 1.6%
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	A	1,000,000	997,480

TRANSPORTATION – 5.9%
Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB, 6.25%,
07/01/2014, (Insd. by MBIA)	AAA	1,425,000	1,690,648
Hartford, CT Parking Sys. RB, 6.40%, 07/01/2020	BBB	2,000,000	2,072,880

			3,763,528

WATER & SEWER – 4.4%
Cmnwlth. of Puerto Rico Aqueduct & Swr. Auth. RB, 5.20%, 07/01/2008, (Insd. by MBIA)	AAA	1,000,000	1,085,980
St. Charles Parish, LA PCRB, 7.35%, 11/01/2022	A	1,675,000	1,758,164

			2,844,144

Total Municipal Obligations (cost $58,528,418)			61,964,231

		Shares	Value

SHORT-TERM INVESTMENTS – 1.8%

MUTUAL FUND SHARES – 1.8%
Evergreen Select Municipal Money Market Fund (cost $1,151,410) ø		1,151,410	1,151,410

Total Investments – (cost $59,679,828) – 98.8%			63,115,641
Other Assets and Liabilities – 1.2%			759,085

Net Assets – 100.0%			$63,874,726

See Combined Notes to Schedules of Investments.

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments
March 31, 2001

	Credit Rating ∧	Principal Shares	Value

MUNICIPAL OBLIGATIONS – 98.0%

AIRLINES – 2.2%
New Jersey EDA RB, Continental Airlines, Inc. Proj., 6.625%, 09/15/2012	BB	$3,000,000	$ 3,105,870
New Jersey EDA Spl. Facs. RB, Continental Airlines, Inc. Proj., 6.40%, 09/15/2023	BB	2,000,000	1,922,920

			5,028,790

COMMUNITY DEVELOPMENT DISTRICT – 5.8%
New Jersey EDA RB:
1st Mtge., Keswick Pines:
5.00%, 01/01/2002	NR	805,000	802,634
5.10%, 01/01/2003	NR	845,000	839,727
1st Mtge., Reformed Church, 5.375%, 12/01/2018	BBB	1,150,000	980,720
1st Mtge., The Evergreens:
6.00%, 10/01/2017	NR	680,000	609,171
6.00%, 10/01/2022	NR	4,110,000	3,542,656
Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	A	2,430,000	2,638,518
Keswick Pines Proj., 5.70%, 01/01/2018	NR	2,350,000	1,989,580
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	AAA	500,000	530,815
Rutgers State Univ. Civic Ctr., 6.125%, 07/01/2024	AAA	55,000	58,263
Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	AAA	1,000,000	1,115,880

			13,107,964

CONTINUING CARE RETIREMENT COMMUNITY – 5.2%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA
Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	1,640,000	1,566,233
New Jersey EDA RB:
Franciscan Oaks Proj.:
5.60%, 10/01/2012	NR	1,000,000	918,380
5.70%, 10/01/2017	NR	3,000,000	2,508,540
The Evergreens Proj., 5.875%, 10/01/2012	NR	2,000,000	1,849,200
New Jersey Edl. Facs. Auth. RB:
5.125%, 09/01/2010	AAA	2,000,000	2,104,240
6.20%, 07/01/2017, (Insd. by AMBAC)	AAA	500,000	519,235
6.375%, 07/01/2022	AAA	1,500,000	1,588,305
Princeton Univ. Ser. A, 5.75%, 07/01/2009	AAA	250,000	262,657
Trenton State College, Ser. B, 5.80%, 07/01/2009, (Insd. by AMBAC)	AAA	500,000	540,145

			11,856,935

EDUCATION – 7.0%
Atlantic Cnty., NJ GO, Special Svcs. Vocational Sch., 5.70%, 08/01/2006, (Insd. by MBIA)	AAA	300,000	327,735
Franklin Township, NJ GO, Sch. Dist., 6.20%, 04/01/2005	AA	500,000	548,135
Freehold Township, NJ Board of Ed., GO, 5.40%, 07/15/2024, (Insd. by FSA)	AAA	1,455,000	1,484,362
Freehold, NJ Regl. High Sch., GO:
5.60%, 03/01/2012	AAA	1,630,000	1,792,902
5.60%, 03/01/2013	AAA	1,065,000	1,163,161
EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued
EDUCATION – continued
Hamilton Township, Atlantic City., NJ, Sch. Dist., 5.875%, 12/15/2006, (Insd. by FGIC)	AAA	$1,000,000	$ 1,053,890
Hunterdon, NJ Central Regl. High Sch. Dist. GO, 5.65%, 05/01/2014, (Insd. by FSA)	AAA	1,000,000	1,061,200
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A:
5.40%, 12/15/2003	AA-	500,000	525,770
5.95%, 12/15/2012	AA-	500,000	572,655
Millburn Township, NJ Board of Ed., GO, 5.35%, 07/15/2011	AA	960,000	1,054,791
New Jersey Higher Ed. Facs. RB, Student Loan Prog., 5.80%, 06/01/2016	AAA	855,000	918,022
No. Brunswick Township, NJ Board of Ed., GO:
6.30%, 02/01/2012	AA	150,000	164,438
7.15%, 12/15/2004	AA	250,000	281,495
Randolph Township, NJ, Sch. Dist., GO, 6.30%, 03/15/2006, (Insd. by FSA)	AAA	500,000	556,715
Rutgers State Univ. RB, Ser. 1, 5.25%, 05/01/2012	AA	500,000	516,470
South Brunswick Township, NJ Board of Ed. GO, 6.40%, 08/01/2011, (Insd. by FGIC)	AAA	1,000,000	1,112,270
Tinton Falls, NJ Schools GO:
5.85%, 10/15/2002, (Insd. by MBIA)	AAA	490,000	509,154
5.85%, 10/15/2004, (Insd. by MBIA)	AAA	745,000	802,827
Toms River, NJ GO, Board of Ed., Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd. by FGIC)	AAA	1,095,000	1,212,778
Washington Township, NJ GO, Board of Ed., 7.50%, 04/15/2009	AA	130,000	160,820

			15,819,590

GENERAL OBLIGATION – LOCAL – 10.1%
Bergen Cnty., NJ GO, 5.25%, 10/01/2010	NR	1,000,000	1,063,930
Bergen Cnty., NJ, Util. Auth., Wtr. & PCRB, 5.625%, 12/15/2004, (Insd. by FGIC)	AAA	500,000	536,440
Branchburg Township, NJ GO, 6.45%, 08/01/2005	NR	160,000	175,947
Bridgewater Township, NJ GO, 6.40%, 07/15/2001	AA	400,000	403,776
Brigantine, NJ GO, 6.35%, 08/01/2004, (Insd. by MBIA)	AAA	500,000	523,635
Cape May Cnty., NJ GO, 5.85%, 04/15/2002, (Insd. by AMBAC)	AAA	500,000	513,745
Cherry Hill Township, NJ GO:
5.90%, 06/01/2005	NR	50,000	52,444
6.00%, 06/01/2006	NR	500,000	524,803
Cmnwlth. of Puerto Rico GO:
5.375%, 07/01/2021	AAA	1,000,000	1,035,970
5.50%, 07/01/2013	A	500,000	518,435
6.50%, 07/01/2008, (Insd. by MBIA)	AAA	1,115,000	1,299,588
Eatontown, NJ GO, 6.70%, 10/01/2004	NR	250,000	273,310
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	AA	500,000	551,640
Flemington Raritan, NJ Sch. Dist., GO, 5.70%, 05/01/2006	AA	50,000	54,181
EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued
GENERAL OBLIGATION – LOCAL – continued
Franklin Township, NJ GO:
5.60%, 11/01/2005	AA-	$1,355,000	$ 1,421,327
5.90%, 11/01/2008	AA-	160,000	168,098
Gloucester Township, NJ GO:
5.45%, 07/15/2007, (Insd. by AMBAC)	AAA	500,000	544,000
6.375%, 09/15/2004, (Insd. by AMBAC)	AAA	500,000	520,705
Muni. Util. Auth., 5.55%, 03/01/2009, (Insd. by AMBAC)	AAA	1,000,000	1,096,470
Hunterdon Cnty., NJ GO, 5.50%, 12/01/2002	NR	500,000	518,590
Kearny, NJ GO, 6.30%, 02/01/2002	AAA	225,000	230,810
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	AAA	400,000	464,520
Middletown Township, NJ GO, 5.20%, 08/01/2007	AA	335,000	359,224
Montgomery Township, NJ GO, 6.75%, 06/01/2002	NR	200,000	207,932
Morris Cnty., NJ GO, 6.00%, 07/15/2004	AAA	1,000,000	1,078,320
No. Brunswick Township, NJ GO:
6.00%, 12/01/2008	NR	1,000,000	1,076,500
6.125%, 05/15/2004	NR	350,000	367,104
Ocean Cnty., NJ GO:
5.90%, 03/15/2003, (Insd. by MBIA)	AAA	500,000	523,540
6.375%, 04/15/2003	NR	250,000	264,597
Ser. A, 6.25%, 10/01/2010	NR	1,000,000	1,035,390
Orange Township, NJ GO, 6.60%, 02/01/2007, (Insd. by FSA)	AAA	500,000	524,180
Passaic Cnty., NJ GO, 5.40%, 12/01/2002, (Insd. by MBIA)	AAA	500,000	517,375
Paterson, NJ GO, 6.20%, 02/15/2002, (Insd. by FSA)	AAA	500,000	512,905
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	AAA	1,100,000	1,214,169
Sussex Cnty., NJ GO, 6.00%, 04/01/2002, (Insd. by AMBAC)	AAA	500,000	514,260
Trenton, NJ GO, 6.55%, 08/15/2009, (Insd. by MBIA)	AAA	500,000	532,395
Voorhees Township, NJ GO:
5.95%, 07/15/2007	AA	370,000	414,518
6.875%, 09/01/2004	NR	200,000	220,550
Warren Township, NJ GO, Sewer Sys., 6.65%, 12/01/2012	NR	200,000	215,173
Winslow Township, NJ GO:
6.10%, 10/01/2002, (Insd. by FGIC)	AAA	400,000	416,524
6.50%, 10/01/2018, (Insd. by FGIC)	AAA	500,000	534,015

			23,021,035

GENERAL OBLIGATION – STATE – 5.2%
New Jersey GO:
6.25%, 08/01/2006	AA+	500,000	525,050
Ser. D, 5.80%, 02/15/2007	AA+	500,000	550,530
Ser. E, 6.00%, 07/15/2009	AA+	6,500,000	7,374,900
Ser. F, 5.50%, 08/01/2011	AA+	3,000,000	3,305,580

			11,756,060

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Shares	Value

MUNICIPAL OBLIGATIONS – continued
HOSPITAL – 9.6%
Monmouth Cnty., NJ Hlth. Care Facs. Fin. Auth. RB:
6.40%, 08/01/2008	AA	$ 800,000	$ 824,696
6.40%, 08/01/2009	AA	200,000	206,174
New Jersey Hlth. Care Facs. Fin. Auth. RB:
5.70%, 07/01/2011	AAA	1,000,000	1,080,240
6.00%, 07/01/2011, (Insd. by AMBAC)	AAA	1,345,000	1,520,939
6.00%, 07/01/2012	AAA	50,000	56,577
6.00%, 07/01/2013	AAA	50,000	56,579
Burdette Tomlin Memorial Hosp., 5.60%, 07/01/2019	NR	3,825,000	3,897,063
Hackensack Univ. Medical Ctr., 5.875%, 01/01/2015	NR	1,000,000	1,066,000
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	A+	2,000,000	2,078,780
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	AAA	3,750,000	4,124,400
5.625%, 07/01/2011, (Insd. by FSA)	AAA	6,235,000	6,888,490

			21,799,938

HOUSING – 9.1%
New Jersey Bldg. Auth. State Bldg., RB, 6.75%, 06/15/2002	AA	100,000	104,093
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	AAA	3,140,000	3,332,514
5.40%, 10/01/2009, (Insd. by MBIA)	AAA	4,385,000	4,674,454
6.30%, 07/01/2001	A-	3,365,000	3,386,502
Ser. A, 5.40%, 11/01/2017, (AMBAC)	AAA	2,000,000	2,034,240
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	AAA	750,000	804,180
Ser. E1:
5.35%, 11/01/2013	AAA	3,000,000	3,161,100
5.45%, 11/01/2014	AAA	1,000,000	1,053,150
5.70%, 05/01/2020	AAA	500,000	521,725
Ser. E2, 5.70%, 11/01/2020	AAA	1,000,000	1,043,450
New Jersey Hsg. Fin. Agcy. RB, Ser. A, 6.70%, 11/01/2004	AA-	400,000	411,228

			20,526,636

LEASE – 2.4%
Camden Cnty., NJ Impt. Auth. Lease RB:
5.60%, 12/01/2004	NR	500,000	523,965
5.625%, 10/01/2015, (Insd. by MBIA)	AAA	500,000	527,375
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Fac. Proj.,
5.75%, 10/01/2012, (Insd. by FGIC)	NR	3,090,000	3,451,839
Mercer Cnty., NJ Impt. Auth. RB, Govt. Leasing, 5.40%, 12/01/2005	AA-	900,000	947,601

			5,450,780

PORT AUTHORITY – 10.2%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	AAA	1,000,000	1,039,440
5.70%, 01/01/2019	AAA	750,000	806,122
EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued
PORT AUTHORITY – continued
Delaware River Joint Toll Bridge Commission PA Bridge RB:
6.00%, 07/01/2002, (Insd. by FGIC)	AAA	$ 300,000	$ 310,068
6.25%, 07/01/2012	AAA	475,000	488,956
Delaware River Port Auth., PA & NJ RB:
5.40%, 01/01/2015, (Insd. by FGIC)	AAA	2,500,000	2,614,475
5.40%, 01/01/2016, (Insd. by FGIC)	AAA	1,000,000	1,040,610
Jersey City, NJ GO, Refunding Wtr. Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	AAA	250,000	268,515
Port Auth. NY & NJ RB:
5.70%, 08/01/2007	AA-	50,000	51,633
6.00%, 07/15/2008	AA-	7,275,000	7,982,930
6.20%, 10/15/2003	AA-	300,000	311,322
Spl. Obl., JFK Intl. Arpt. Terminal, 5.75%, 12/01/2025	AAA	5,000,000	5,236,050
Spl. Proj. JFK Intl. Arpt. Terminal 6, 5.90%, 12/01/2017, (Insd. by MBIA)	AAA	2,000,000	2,163,320
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	NR	50,000	54,197
Port Auth., NY & NJ RB, 5.60%, 12/01/2009	AA-	650,000	688,233

			23,055,871

POWER – 0.2%
Cmnwlth. of Puerto Rico, Elec. & Pwr. Auth. RB, Ser. P, 7.00%, 07/01/2021	AAA	500,000	515,060

PRE-REFUNDED – 1.3%
Bayonne, NJ GO, 5.90%, 05/01/2008	AAA	150,000	160,618
Cmnwlth. of Puerto Rico, GO, 6.50%, 07/01/2023	AAA	1,000,000	1,112,010
Gloucester Cnty., NJ GO:
6.25%, 02/01/2006, (Insd. by MBIA)	AAA	300,000	313,650
6.25%, 02/01/2008, (Insd. by MBIA)	AAA	500,000	522,750
New Jersey Univ. of Medicine & Dentistry, RB, Ser. E:
5.75%, 12/01/2021	AA-	400,000	407,004
6.50%, 12/01/2018	AA-	500,000	521,015

			3,037,047

PUBLIC FACILITIES – 6.3%
Cmnwlth. of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%, 07/01/2009, (Insd. by AMBAC)	AAA	250,000	290,142
New Jersey Sports & Exposition Auth. RB, Ser. A:
5.375%, 09/01/2015	AA	1,000,000	1,025,780
5.75%, 03/01/2010, (Insd. by MBIA)	AAA	4,085,000	4,584,146
6.00%, 03/01/2002	AA	200,000	205,156
6.00%, 03/01/2015, (Insd. by MBIA)	AAA	1,000,000	1,109,160
6.00%, 03/01/2021	AAA	1,000,000	1,014,083
Ohio Water Dev. Auth. Solid Wst. Disp., North Star BHP Steel Cargill, 6.30%, 09/01/2020	A+	3,000,000	3,126,510
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, 5.50%, 10/01/2013	BBB-	3,000,000	3,046,590

			14,401,567

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

RESOURCE RECOVERY – 3.8%
New Jersey Wastewater Treatment RB:
6.00%, 07/01/2011	AA	$1,970,000	$ 2,023,289
Ser. A:
5.25%, 09/01/2012	AAA	1,000,000	1,058,460
6.00%, 07/01/2011	AA	30,000	30,786
7.00%, 05/15/2007, (Insd. by MBIA)	AAA	2,670,000	3,113,781
Ser. C, 6.625%, 05/15/2007	AAA	2,000,000	2,289,600

			8,515,916

TOBACCO REVENUE – 1.3%
Tobacco Settlement Revenue Mgmt. Auth. RB, SC Tobacco Settlement, Ser. B, 6.00%, 05/15/2022	A	3,000,000	2,948,670

TRANSPORTATION – 12.8%
Burlington Cnty., NJ, Bridge Commission Sys. RB:
5.20%, 10/01/2006	AA	1,000,000	1,043,930
5.30%, 10/01/2013	AA	500,000	513,940
Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	AAA	2,300,000	2,542,443
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	AAA	2,000,000	2,291,980
New Jersey Hwy. Auth. RB:
5.15%, 01/01/2007	AA-	1,000,000	1,063,800
Garden State Pkwy.:
6.25%, 01/01/2014	AA-	1,500,000	1,558,771
New Jersey Trans. Corp. COP RB:
6.50%, 10/01/2016, (Insd. by FSA)	AAA	300,000	338,955
Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	AAA	1,150,000	1,278,375
New Jersey Trans. Trust Fund Auth. RB:
Ser. A:
5.625%, 06/15/2013	AA	1,200,000	1,336,416
5.625%, 06/15/2014	AA	1,500,000	1,666,560
5.75%, 06/15/2015	AA	1,300,000	1,456,026
6.00%, 12/15/2006, (Insd. by MBIA)	AAA	3,000,000	3,342,150
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	AAA	1,000,000	1,181,610
New Jersey Turnpike Auth. RB:
Ser. A:
5.75%, 01/01/2018, (Insd. by MBIA)	AAA	3,300,000	3,550,932
6.00%, 01/01/2012	AAA	2,000,000	2,284,560
Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA/IBC)	AAA	3,000,000	3,553,740

			29,004,188

WATER & SEWER – 5.5%
Cape May Cnty., NJ, Muni. Util. Auth. Swr. RB, Ser. A, 5.75%, 01/01/2016, (Insd. by MBIA)	AAA	500,000	518,425
Cmnwlth. of Puerto Rico, Aqueduct & Swr. Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	AAA	1,000,000	1,184,230
EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued
WATER & SEWER – continued
Essex Cnty., NJ Utils. Auth., Solid Wst., RB, Ser. A:
5.50%, 04/01/2011, (Insd. by FSA)	AAA	$ 250,000	$ 274,905
5.60%, 04/01/2016, (Insd. by FSA)	AAA	250,000	276,037
New Jersey EDA Wtr. Facs. RB, Elizabethtown Wtr. Co., 6.60%, 08/01/2021	A+	300,000	308,103
New Jersey Wastewater Treatment RB, 5.25%, 11/01/2008, (Insd. by MBIA)	AAA	1,000,000	1,076,990
No. Bergen Township, NJ RB, Muni. Util. Auth., Swr., 5.375%, 12/15/2012, (Insd. by FGIC)	AAA	1,000,000	1,043,150
North New Jersey RB, Dist. Wtr. Supply RB, Wanaque No. Proj., 6.25%, 11/15/2017, (Insd. by MBIA)	AAA	350,000	362,177
Northwest Bergen Cnty., NJ, Utils. Auth. Sys. RB, 6.00%, 07/15/2009, (Insd. by MBIA)	AAA	1,000,000	1,072,310
Ocean Cnty., NJ RB, 5.75%, 01/01/2018	NR	500,000	512,850
Ocean Township, NJ RB, Muni. Utils. Auth., 5.20%, 08/01/2005, (Insd. by MBIA)	AAA	300,000	313,752
Old Bridge Township, NJ RB, Muni. Utils. Auth. RB, 6.25%, 11/01/2016, (Insd. by FGIC)	AAA	500,000	528,560
Passaic Valley, NJ RB, Swr. Comm., Ser. D, 5.75%, 12/01/2013, (Insd. by AMBAC)	AAA	500,000	520,510
Secaucus, NJ Muni. Utils. Auth. Swr. RB, Ser. A, 6.10%, 12/01/2010	AA-	500,000	541,475
Somerset Raritan Valley, NJ Sewage Auth. RB, Ser. E, 6.95%, 07/01/2003	AA	100,000	107,503
Stafford, NJ Muni. Utils. Auth. RB:
6.20%, 06/01/2007	AAA	500,000	526,083
Ser. A, 5.80%, 12/01/2008, (Insd. by FGIC)	AAA	460,000	479,628
Wtr. & Swr., 6.30%, 06/01/2006, (Insd. by FGIC)	AAA	400,000	402,156
Stony Brook Regl. Swr. Auth. RB:
Ser. A, 5.40%, 12/01/2004	AA-	400,000	418,416
Ser. B, 5.45%, 12/01/2012	AA-	500,000	549,400
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.125%, 07/01/2003	NR	1,500,000	1,520,250

			12,536,910

Total Municipal Obligations (cost $210,454,086)			222,382,957

		Shares	Value

SHORT-TERM INVESTMENTS – 0.8%
MUTUAL FUND SHARES – 0.8%
Evergreen Select Municipal Money Market Fund (cost $1,721,691) ø		1,721,691	1,721,691

Total Investments – (cost $212,175,777) – 98.8%			224,104,648
Other Assets and Liabilities – 1.2%			2,727,656

Net Assets – 100.0%			$226,832,304

See Combined Notes to Schedules of Investments.

EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 96.5%

AIRPORT – 1.8%
Allegheny Cnty., PA Arpt. RB:
6.625%, 01/01/2022	AAA	$ 2,500,000	$ 2,600,525
Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	AAA	5,500,000	6,011,830
Lehigh Northampton, PA Arpt. Auth. RB, 6.00%, 05/15/2025	NR	3,000,000	3,190,350
Philadelphia, PA Arpt. Pkg. Auth. RB, 5.625%, 09/01/2016	AAA	3,695,000	3,941,937

			15,744,642

COMMUNITY DEVELOPMENT DISTRICT – 0.2%
James City Cnty., VA IDA Residential Care Facs. RB, Williamsburg Landing Inc., 6.625%, 03/01/2019	NR	1,750,000	1,723,750

CONTINUING CARE RETIREMENT COMMUNITY – 1.9%
Crawford Cnty., PA Hosp. Auth. RB, Wesbury United Methodist
Community Hosp., 6.125%, 08/15/2019	NR	1,000,000	918,900
Montgomery Cnty., PA IDA RB:
Adult Community Total Svcs., Ser. B, 5.75%, 11/15/2017	A-	1,000,000	971,800
Retirement-Life Communities, 5.25%, 11/15/2028	A-	16,000,000	13,833,280
Philadelphia, PA IDA RB, Simpson House Proj., 5.25%, 08/15/2015	BBB+	1,000,000	855,050

			16,579,030

EDUCATION – 11.5%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB:
Chatham College, Ser. A, 5.375%, 09/01/2028	BBB	6,075,000	5,436,153
Community College, 5.80%, 06/01/2013, (Insd. by MBIA)	AAA	1,000,000	1,045,950
Allegheny Cnty., PA Higher Ed. Bldg. Auth. Univ. RRB, Duquesne Univ., Ser. A, 5.00%, 04/01/2019	NR	1,000,000	987,150
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	AA	1,000,000	1,066,270
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ., 5.80%, 08/01/2025	AAA	2,000,000	2,088,920
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	AAA	1,595,000	1,591,236
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	NR	2,635,000	2,492,631
5.375%, 05/01/2024	NR	5,600,000	5,113,248
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
Beaver College, 5.70%, 04/01/2027	AA	1,560,000	1,594,039
Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	NR	6,000,000	5,676,000
St. Joseph’s Univ., 6.40%, 12/15/2006	AAA	1,665,000	1,763,352
Northampton Cnty., PA Higher Ed. Auth. RB:
Lehigh Univ.:
6.90%, 10/15/2006, (Insd. by MBIA)	AAA	1,000,000	1,039,870
7.00%, 10/15/2011, (Insd. by MBIA)	AAA	3,000,000	3,121,140
Moravian College, 5.125%, 07/01/2019	AA	500,000	491,525
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	AAA	1,030,000	1,162,035
6.00%, 04/01/2012, (Insd. by FGIC)	AAA	1,090,000	1,224,528
6.25%, 04/01/2013, (Insd. by FGIC)	AAA	1,155,000	1,313,351
EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

EDUCATION – continued
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. A, 6.625%, 08/15/2009, (Insd. by MBIA)	AAA	$ 485,000	$ 514,497
Ser. M, 5.625%, 06/15/2019, (Insd. by AMBAC)	AAA	5,260,000	5,392,973
Bryn Mawr College:
5.40%, 12/01/2009	AAA	2,450,000	2,650,288
5.625%, 12/01/2027	AAA	2,000,000	2,074,960
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	AAA	1,610,000	1,811,636
Drexel Univ., 5.20%, 05/01/2009	AAA	2,065,000	2,209,653
Lasalle Univ., 5.625%, 05/01/2017	NR	1,000,000	1,041,440
Philidelphia Univ., 6.25%, 06/01/2024	AA	2,400,000	2,601,768
State Sys.:
Ser. K, 5.50%, 06/15/2010, (Insd. by AMBAC)	AAA	2,800,000	2,902,060
Ser. N, 5.80%, 06/15/2024, (Insd. by MBIA)	AAA	3,500,000	3,632,860
Ser. N, 5.875%, 06/15/2021, (Insd. by MBIA)	AAA	4,000,000	4,179,840
Univ. of PA:
Ser. B, 5.55%, 09/01/2009	AA	2,725,000	2,870,760
Ser. B, 5.60%, 09/01/2010	AA	2,145,000	2,259,415
Univ. of PA Hlth. Svcs., Ser. B, 5.85%, 09/01/2013	AA	3,740,000	3,949,365
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj., 6.00%, 02/01/2017	NR	2,690,000	2,962,712
Pennsylvania Univ. RB:
5.30%, 08/15/2003	AA-	1,000,000	1,042,030
5.50%, 08/15/2016	AA-	2,535,000	2,590,314
6.15%, 03/01/2005	AA-	3,035,000	3,158,403
6.25%, 03/01/2011	AA-	1,000,000	1,043,700
Perkiomen Valley, PA Sch. Dist. GO:
4.25%, 03/01/2010	NR	1,080,000	1,078,542
4.35%, 03/01/2011	NR	1,125,000	1,122,097
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB:
Chestnut Hill College:
5.35%, 10/01/2007	NR	1,565,000	1,543,575
6.00%, 10/01/2029	NR	1,000,000	925,780
Community College, Ser. B, 6.25%, 05/01/2005, (Insd. by MBIA)	AAA	1,135,000	1,239,148
Radnor Township, PA Sch. Dist. GO, 5.50%, 11/15/2028	NR	1,000,000	1,026,470
Univ. of Pittsburgh, PA RB:
Ser. A, 6.125%, 06/01/2021, (Insd. by MBIA)	AAA	40,000	41,598
Ser. B, 5.90%, 06/01/2003, (Insd. by MBIA)	AAA	5,000	5,235
Ser. B, 6.10%, 06/01/2005, (Insd. by MBIA)	AAA	1,145,000	1,201,826
Ser. B, 6.25%, 06/01/2008, (Insd. by MBIA)	AAA	700,000	735,938
University Capital Projs., 5.125%, 06/01/2022	AAA	4,895,000	4,860,882
West Mifflin, PA Sch. Dist. GO, 4.875%, 02/15/2023	AAA	2,500,000	2,388,150

			102,265,313

EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

ELECTRIC REVENUE – 1.4%
Indiana Cnty., PA IDA PCRB, PA Elec. Co. Proj., 5.35%, 11/01/2010, (Insd. by MBIA)	AAA	$ 9,600,000	$ 10,430,304
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2008	NR	1,835,000	1,882,673

			12,312,977

ESCROW – 1.7%
Allegheny Cnty., PA Sanitation Auth. Swr. RB, 6.80%, 07/01/2003	AAA	370,000	389,155
Armstrong, PA Sch. Dist. GO, 7.75%, 12/01/2004	AAA	265,000	285,802
Dover Township, PA Swr. Auth. RB, 6.25%, 05/01/2012	AAA	15,000	16,371
Harrisburg, PA Lease Auth. RB, 6.25%, 06/01/2001, (Insd. by FSA)	AAA	1,000,000	1,005,200
Hempfield, PA Lancaster Cnty. Sch. Dist. GO:
6.10%, 08/15/2002	AAA	2,405,000	2,498,410
7.10%, 10/15/2005	NR	300,000	300,987
Neshaminy, PA Wtr. Resources Auth. RB, 5.40%, 03/01/2013	NR	1,725,000	1,821,997
Pennsylvania Tpke. Commission RB, Oil Franchise Tax:
Ser. A, 5.45%, 12/01/2003, (Insd. by AMBAC)	AAA	2,360,000	2,486,048
Ser. A, 5.50%, 12/01/2004, (Insd. by AMBAC)	AAA	2,000,000	2,137,940
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Presbyterian Med. Ctr., 5.80%, 12/01/2001	AAA	1,250,000	1,270,712
Philadelphia, PA IDA RB:
Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	AA	500,000	540,265
Natl. Board of Med. Examiners Proj.:
6.15%, 05/01/2001	NR	830,000	831,992
6.25%, 05/01/2002	NR	580,000	597,899
Pittsburgh, PA Wtr. & Swr. Sys. RB, 7.25%, 09/01/2014, (Insd. by FGIC)	AAA	1,000,000	1,223,550

			15,406,328

GENERAL OBLIGATION – LOCAL – 6.9%
Abington, PA Sch. Dist., GO, Ser. AA, 5.625%, 05/15/2020	AAA	2,090,000	2,145,803
Allentown, PA GO, 5.65%, 07/15/2010	AAA	170,000	188,515
Berks Cnty., PA GO:
6.05%, 11/15/2003	AAA	1,000,000	1,059,450
6.10%, 11/15/2004	AAA	2,000,000	2,114,800
Bucks Cnty., PA GO:
Ser. A, 6.10%, 03/01/2003	AA	2,000,000	2,099,380
Ser. A, 6.20%, 03/01/2004	AA	5,500,000	5,897,815
Chester Cnty., PA GO:
7.00%, 12/15/2011	NR	3,000,000	3,038,040
Ser. B, 5.625%, 11/15/2016	AA	4,290,000	4,651,175
Delaware Valley, PA Sch. Dist. GO, Ser. A, 6.50%, 10/01/2001	AAA	200,000	203,286
Georgetown Cnty., SC Dist. GO, 5.75%, 03/01/2014	AA	2,000,000	2,208,300
Hatboro-Horsham, PA Sch. Dist. GO, Ser. A, 6.75%, 04/01/2010	NR	2,985,000	2,985,298
EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

GENERAL OBLIGATION – LOCAL – continued
Lower Merion Township PA Sch. Dist. GO:
5.125%, 05/15/2018	NR	$1,595,000	$ 1,617,330
5.625%, 08/01/2005	AAA	100,000	102,521
5.75%, 08/01/2009	AAA	1,000,000	1,020,920
North Penn, PA Sch. Dist. GO, Ser. AAA, 6.15%, 09/15/2009	NR	3,550,000	3,696,331
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	AAA	1,535,000	1,628,021
5.65%, 09/01/2011	AAA	2,125,000	2,254,094
5.70%, 09/01/2012	AAA	2,250,000	2,383,132
Pennridge, PA Sch. Dist. GO:
Ser. A, 6.15%, 02/15/2003, (Insd. by AMBAC)	AAA	1,000,000	1,025,430
Ser. A, 6.05%, 02/15/2002	AAA	1,000,000	1,024,570
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	AAA	875,000	943,084
Philadelphia, PA Sch. Dist. GO, Ser. B, 5.50%, 09/01/2025	AAA	4,000,000	4,082,080
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	AAA	1,000,000	1,037,970
Pocono Mtn., PA Sch. Dist. GO, Ser. AA, 6.10%, 10/01/2003, (Insd. by AMBAC)	AAA	2,000,000	2,051,200
Spring Grove PA Area Sch. Dist. GO, 5.25%, 04/01/2016	AAA	4,690,000	4,818,647
Sto-Rox Sch. Dist., PA GO, 5.80%, 06/15/2030	AAA	1,500,000	1,595,790
Unionville-Chadds Ford, PA Sch. Dist. GO:
6.65%, 06/01/2004	NR	1,000,000	1,005,440
6.70%, 06/01/2005	NR	1,000,000	1,005,520
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	NR	2,065,000	2,181,094
York Cnty., PA GO, 6.00%, 10/01/2004, (Insd. by FGIC)	AAA	1,000,000	1,025,420
York, PA City Sch. Dist. GO:
5.60%, 03/01/2007, (Insd. by FGIC)	AAA	35,000	36,043
Prerefunded, 5.60%, 03/01/2007, (Insd. by FGIC)	AAA	40,000	41,666

			61,168,165

GENERAL OBLIGATION – STATE – 9.4%
Cmnwlth. of Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	AAA	3,950,000	4,841,436
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	AAA	8,500,000	10,192,945
Pennsylvania GO:
4.50%, 12/01/2011	AA	4,000,000	4,046,720
6.00%, 01/15/2015	AAA	5,605,000	6,225,810
6.00%, 01/15/2016	AAA	9,805,000	10,823,445
Ser. 1, 5.00%, 01/15/2010	AA	4,000,000	4,217,920
Ser. 1, 6.00%, 01/15/2012	AA	2,705,000	3,046,506
Ser. 1, 6.00%, 01/15/2014	AA	2,605,000	2,907,571
Ser. 2, 5.50%, 06/15/2010	AAA	3,000,000	3,153,240
EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

GENERAL OBLIGATION – STATE – continued
Pennsylvania GO: continued
Ser. 2, 5.75%, 10/01/2014	AA	$11,725,000	$ 12,831,371
Ser. 2, 6.00%, 07/01/2005	AA	25,000	27,231
Ser. 2, 6.25%, 07/01/2010	AA	5,000,000	5,758,050
Ser. 2, 6.25%, 07/01/2011	AA	5,060,000	5,852,548
Third Ser., 4.50%, 12/01/2010	AA	2,900,000	2,956,840
Pennsylvania Univ. RB, Ser. A, 5.00%, 08/15/2022	AA-	5,000,000	4,865,300
Pittsburgh, PA Urban Redev. Auth. RB, Ctr. Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	NR	1,090,000	1,141,143
South Carolina GO, State Sch. Facs., Ser. A, 5.75%, 01/01/2013	AAA	500,000	555,440

			83,443,516

HOSPITAL – 16.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Allegheny Gen. Hosp. Proj., 7.25%, 07/01/2003	AAA	640,000	668,493
Montefiore Hosp. Assn. of Western PA, 5.80%, 10/01/2003	AAA	60,000	62,195
Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009	AAA	1,865,000	2,004,222
5.50%, 08/15/2010	AAA	1,510,000	1,623,854
5.50%, 08/15/2011	AAA	2,445,000	2,625,686
5.625%, 08/15/2018, (Insd. by AMBAC)	AAA	2,000,000	2,087,460
5.625%, 08/15/2026	AAA	3,870,000	4,002,934
South Hills Hlth. Sys.:
Ser. A, 5.125%, 05/01/2023	NR	3,310,000	2,877,747
Ser. B, 6.625%, 05/01/2020	NR	1,755,000	1,840,240
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	AAA	8,295,000	8,741,354
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Presbyterian Univ. Hosp.:
6.25%, 11/01/2023	AAA	360,000	376,611
Ser. A, 6.00%, 04/01/2005, (Insd. by MBIA)	AAA	1,000,000	1,078,280
Ser. B, 6.00%, 11/01/2006	AAA	1,000,000	1,056,450
Ser. B, 6.00%, 11/01/2012, (Insd. by MBIA)	AAA	25,000	26,277
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Healthcare Sys., Ser. A, 4.75%, 07/01/2008	BB+	2,550,000	2,189,838
Berks Cnty., PA Muni. Auth. Hosp. RB:
Healthcare Pooled Financing Proj., 5.00%, 03/01/2028	AA-	6,255,000	5,650,955
Reading Hosp. & Med. Ctr. Proj.:
5.70%, 10/01/2014	AAA	2,110,000	2,310,323
Ser. B, 5.60%, 10/01/2006	AAA	65,000	69,566
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	AAA	1,000,000	1,073,600
Bucks Cnty., PA St. Mary’s Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 12/01/2018	AA-	5,000,000	4,757,300
EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating∧	Princiapl Amount	Value

MUNICIPAL OBLIGATIONS – continued

HOSPITAL – continued
Cmnwlth. of Puerto Rico Indl., Tourist, Edl., Med. & Env. Control Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	AAA	$ 3,250,000	$ 3,471,130
Cmnwlth. of Puerto Rico Pub. Bldgs. Auth. RB, Gtd. Pub. Ed. & Hlth. Facs., Ser. M, 5.70%, 07/01/2009	A	1,800,000	2,003,796
Columbia Cnty., PA Hosp. Auth. RB, Bloomburg Hosp. Proj., 5.80%, 06/01/2019	BBB-	4,755,000	4,017,642
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%, 05/15/2017, (Insd. by MBIA)	AAA	1,000,000	1,029,620
Geisinger, PA Hlth. Sys. Auth. RB, PA State Geisinger Hlth. Sys.:
Ser. A, 5.00%, 08/15/2028	AA	5,850,000	5,400,954
Ser. A, 5.50%, 08/15/2010	NR	1,685,000	1,791,981
Horizon Hosp. Sys. Auth. PA Hosp. RB, 6.35%, 05/15/2026	BBB	3,650,000	3,279,926
Lehigh Cnty., PA Gen. Purpose Auth. RB:
Healtheast, Inc., Ser. A, 7.00%, 07/01/2015, (Insd. by MBIA)	AAA	1,600,000	1,636,144
Lehigh Valley Hosp. Inc.:
Ser. A, 5.875%, 07/01/2015	AAA	2,245,000	2,368,879
Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	AAA	2,500,000	3,013,925
Northampton Cnty., PA Hosp. Auth. RB, Easton Hosp., 7.70%, 01/01/2004	AAA	645,000	647,245
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
5.875%, 11/15/2021	AAA	3,550,000	3,694,485
Ser. A, 5.50%, 11/15/2008	AAA	3,000,000	3,233,790
Univ. of PA:
Ser. A, 5.70%, 01/01/2011	A	1,100,000	1,123,980
Ser. A, 6.00%, 01/01/2003	A	2,715,000	2,790,070
Ser. A, 6.00%, 01/01/2004	A	3,440,000	3,574,641
Ser. B, 5.50%, 01/01/2009	A	1,520,000	1,553,364
Ser. B, 5.75%, 01/01/2017	A	4,000,000	3,987,280
Univ. of PA Hlth. Svcs.:
Ser. A, 5.60%, 01/01/2010	A	2,525,000	2,580,222
Ser. A, 6.00%, 01/01/2007	A	1,000,000	1,054,430
Ser. A, 6.00%, 01/01/2010	A	100,000	103,279
Ser. B, 5.70%, 01/01/2011	A	4,460,000	4,557,228
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB:
5.125%, 05/15/2018	AAA	8,850,000	8,794,599
Ser. A, 7.00%, 08/15/2017	A+	1,015,000	1,069,028
Children’s Hosp. Proj.:
Ser. A, 5.20%, 02/15/2005	AA	1,470,000	1,524,125
Ser. A, 6.00%, 02/15/2002	AA	3,035,000	3,098,098
Children’s Seashore House, Ser. A, 7.00%, 08/15/2022	A+	4,000,000	4,212,920
Jefferson Hlth. Sys.:
Ser. A, 5.125%, 05/15/2011	AA-	3,395,000	3,436,283
Ser. A, 5.125%, 05/15/2012	AA-	3,555,000	3,564,528
Ser. A, 5.25%, 05/15/2013	AAA	3,045,000	3,163,359
EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

HOSPITAL – continued
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019	AAA	$ 8,245,000	$ 9,133,564
Sharon, PA Regl. Hlth. Sys. Auth. RB, 5.00%, 12/01/2018	AAA	2,000,000	1,967,600
Westmoreland Cnty., PA IDA RB, Citizens General Hosp., 5.00%, 07/01/2008	NR	8,530,000	8,103,244

			150,104,744

HOUSING – 4.8%
Allegheny Cnty., PA Redev. Auth. RB, Home Impt. Loan, Ser. A, 5.70%, 02/01/2007, (Insd. by FHA)	A	5,000	5,087
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021	NR	3,125,000	3,219,781
Ser. II-1, 5.90%, 11/01/2032	NR	1,355,000	1,395,907
Ser. P, 7.15%, 06/01/2017, (Coll. by GNMA)	NR	1,135,000	1,155,748
Ser. Y, 6.60%, 11/01/2014, (Coll. by GNMA)	NR	955,000	981,788
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	A	1,000,000	978,770
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	NR	705,000	781,767
Pennsylvania HFA SFHRB:
5.80%, 10/01/2021	AA+	1,000,000	1,027,670
7.30%, 10/01/2017	AA+	85,000	86,898
Ser. 1991-32, 7.15%, 04/01/2015	AA+	3,465,000	3,558,659
Ser. 33, 6.90%, 04/01/2017	AA+	945,000	994,206
Ser. 34A, 6.85%, 04/01/2016, (Insd. by FHA)	AA+	2,000,000	2,067,040
Ser. 36, 5.45%, 10/01/2014	AA+	700,000	716,576
Ser. 40, 6.80%, 10/01/2015	AA+	750,000	786,562
Ser. 50A, 6.00%, 10/01/2013	AA+	1,840,000	1,976,418
Ser. 57B, 5.625%, 10/01/2011, (Insd. by FHA)	AA+	1,500,000	1,601,445
Ser. 65A, 5.20%, 10/01/2018	AA+	5,000,000	5,010,350
Ser. 68A, 5.875%, 04/01/2017	AA+	2,465,000	2,591,134
Ser. 68A, 6.05%, 10/01/2028	AA+	3,450,000	3,612,288
Ser. 68A, 6.10%, 04/01/2021	AA+	2,000,000	2,100,280
Ser. 69A, 6.15%, 10/01/2020, (Insd. by FHA)	AA+	5,900,000	6,215,650
Ser. 69A, 6.25%, 04/01/2031, (Insd. by FHA)	AA+	1,000,000	1,053,420
Rental Hsg., 6.40%, 07/01/2012, (Coll. by FNMA)	AAA	1,300,000	1,349,504

			43,266,948

INDUSTRIAL DEVELOPMENT REVENUE – 3.9%
Delaware Cnty., PA IDA PCRB, Philadelphia Elec. Co., Ser. A, 7.375%, 04/01/2021	BBB+	1,350,000	1,380,253
Erie Cnty., PA IDA Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 7.625%, 11/01/2018	BBB+	500,000	541,585
Greene Cnty., PA IDA RB, Monongahela Pwr. Co., Ser. B, 5.10%, 02/01/2012	A	1,500,000	1,514,775

EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

INDUSTRIAL DEVELOPMENT REVENUE – continued
Montgomery Cnty., PA IDA PCRRB, Philadelphia Elec. Co., 7.60%, 04/01/2021	BBB+	$ 950,000	$ 971,347
Northampton Cnty., PA IDA RRB, Strawbridge Proj., 7.20%, 12/15/2001	BBB-	385,000	395,576
Pennsylvania IDA RB:
5.80%, 07/01/2009	AAA	250,000	277,085
Econ. Dev.:
5.80%, 01/01/2008, (Insd. by AMBAC)	AAA	2,215,000	2,430,896
6.00%, 01/01/2005, (Insd. by AMBAC)	AAA	7,595,000	8,190,296
6.00%, 01/01/2012, (Insd. by AMBAC)	AAA	7,215,000	7,702,806
7.00%, 01/01/2006	AAA	2,000,000	2,263,660
Philadelphia, PA IDA RB, American College of Physicians, 6.00%, 06/15/2030	AA-	5,500,000	5,830,605
Schuylkill Cnty., PA IDA RB, Variable Pine Grove Landfill, Inc., 5.10%, 04/01/2009	BBB	3,800,000	3,648,988

			35,147,872

MISCELLANEOUS REVENUE – 5.2%
Center City Dist., PA Bus. Impt. Spl. Assmt. RB:
5.45%, 12/01/2006	AAA	1,085,000	1,172,028
5.55%, 12/01/2007	AAA	1,145,000	1,239,382
5.60%, 12/01/2008, (Insd. by AMBAC)	AAA	1,210,000	1,305,832
Cmnwlth. of Puerto Rico Muni. Fin. Agy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	AAA	1,000,000	1,158,580
Dauphin Cnty., PA Gen. Auth. RB:
Forum Place Office & Pkg., Ser. A, 6.00%, 01/15/2025	NR	11,000,000	10,249,360
Hyatt Regency Hotel & Conf. Ctr., 6.00%, 01/01/2010	NR	6,300,000	6,030,801
Office & Parking-Riverfront Office, 6.00%, 01/01/2025	NR	4,000,000	3,750,000
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	AAA	2,000,000	2,169,520
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	NR	2,560,000	2,507,802
Pennsylvania Fin. Auth. RB, Muni. Capital Impts. Program, 6.60%, 11/01/2009	A	5,000,000	5,441,350
Pennsylvania Intergovernmental Cooperative Auth. Spl. Tax RB, Philadelphia Funding Program:
5.60%, 06/15/2012, (Insd. by FGIC)	AAA	3,665,000	3,867,455
5.625%, 06/15/2013, (Insd. by FGIC)	AAA	3,000,000	3,154,920
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Montgomery Cnty. Community College, Ser. B, 5.60%, 11/01/2005	NR	1,260,000	1,358,431
Tuscarora Sch. Dist. Refunding Proj., Ser. B, 5.70%, 10/15/2003	A	1,500,000	1,577,325
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Community College, Ser. B, 6.25%, 05/01/2006, (Insd. by MBIA)	AAA	1,205,000	1,332,115

			46,314,901

EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

PORT AUTHORITY – 0.7%
Allegheny Cnty., PA Port Auth. RB:
5.50%, 03/01/2016	AAA	$ 2,000,000	$ 2,124,820
5.50%, 03/01/2017	AAA	2,000,000	2,112,600
Philadelphia, PA Regl. Port Auth. RB, 6.00%, 09/01/2007	AAA	1,900,000	1,982,270

			6,219,690

PRE-REFUNDED – 13.3%
Abington, PA Sch. Dist., GO:
Ser. A, 5.625%, 05/15/2020	AAA	2,000,000	2,170,160
Ser. A, 5.75%, 05/15/2025	AAA	2,000,000	2,180,720
Allegheny Cnty., PA GO:
Ser. C-43, 5.70%, 09/15/2008	AAA	1,500,000	1,607,595
Ser. C-43, 5.875%, 09/15/2010, (Insd. by MBIA)	AAA	60,000	64,643
Ser. C-53, 5.50%, 11/01/2015	AAA	1,450,000	1,545,860
Allentown, PA GO, Impt., 6.90%, 07/15/2011	NR	1,500,000	1,515,765
Bethlehem, PA Ctr. Sch. Dist. GO, 6.95%, 06/01/2011	AAA	250,000	251,605
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010	AAA	1,105,000	1,191,079
5.75%, 10/01/2015, (Insd. by FGIC)	AAA	2,000,000	2,176,400
Bucks Cnty., PA Wtr. & Swr. Auth. RB, Collection Swr. Sys., 6.50%, 12/01/2012	AAA	2,000,000	2,106,180
Cambria Cnty., PA GO, Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	AAA	4,485,000	4,950,991
Central Bucks, PA Sch. Dist. GO:
Ser. A, 6.90%, 11/15/2013	NR	1,000,000	1,114,110
Ser. A, 6.90%, 11/15/2014	NR	1,405,000	1,565,325
Conestoga Valley, PA Sch. Dist. GO, 7.10%, 05/01/2011	AAA	2,500,000	2,508,350
Conrad Weiser, PA Area Sch. Dist. GO, 6.85%, 12/15/2014, (Insd. by MBIA)	AAA	1,500,000	1,673,670
Cornwall & Lebanon, PA Suburban Joint Sch. Auth. RB, 5.60%, 03/01/2007, (Insd. by FGIC)	AAA	1,405,000	1,486,968
Crawford Cnty., PA Central Sch. Dist. GO:
5.55%, 02/15/2008, (Insd. by FGIC)	AAA	1,500,000	1,604,280
5.65%, 02/15/2009, (Insd. by FGIC)	AAA	2,085,000	2,237,434
Dauphin Cnty., PA GO, 5.45%, 08/01/2007	AAA	3,000,000	3,140,970
Delaware Cnty., PA GO:
5.50%, 10/01/2015	AA	310,000	319,833
5.55%, 10/01/2010	AA	1,750,000	1,907,133
Prerefunded, 5.50%, 10/01/2015	AA	2,385,000	2,568,740
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ., 6.85%, 08/01/2011	AAA	3,000,000	3,037,020
Erie Cnty., PA GO, Ser. B, 6.75%, 09/01/2016	AAA	5,000,000	5,075,200
Geisinger, PA Hlth. Sys. Auth. RB, PA State Geisinger Hlth. Sys.
Ser. A, 6.00%, 07/01/2006	AAA	1,385,000	1,459,243
EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

PRE-REFUNDED – continued
Lancaster, PA Sch. Dist. GO:
5.60%, 05/15/2007, (Insd. by FGIC)	AAA	$ 1,000,000	$ 1,062,220
5.80%, 05/15/2009, (Insd. by FGIC)	AAA	1,585,000	1,692,923
Lehigh Cnty., PA Gen. Purpose Auth. RB, Good Shepherd Rehab. Hosp.:
7.30%, 11/15/2004	A-	1,700,000	1,776,143
7.50%, 11/15/2021	A-	1,000,000	1,046,010
Manheim, PA Central Sch. Dist., GO:
5.60%, 05/15/2006	AAA	1,085,000	1,152,509
6.10%, 05/15/2014, (Insd. by FGIC)	AAA	100,000	107,690
Mon Valley, PA Swr. Auth. RB, 6.55%, 11/01/2019, (Insd. by MBIA)	AAA	1,305,000	1,438,919
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Abington Mem. Hosp., Ser. A, 6.40%, 06/01/2002, (Insd. by AMBAC)	AAA	1,000,000	1,005,450
Neshaminy, PA Sch. Dist. GO, 6.10%, 02/15/2007	AAA	1,000,000	1,038,840
Norristown, PA Area Sch. Dist. GO, 6.90%, 09/01/2011	NR	1,000,000	1,015,720
North Wales, PA Wtr. Auth. RB, 6.75%, 11/01/2010, (Insd. by FGIC)	AAA	100,000	110,931
Penn Hills, PA GO, 5.60%, 12/01/2005, (Insd. by AMBAC)	AAA	1,000,000	1,038,580
Pennsylvania Fin. Auth. Community College RB, Beaver Cnty. Proj., Ser. A, 6.00%, 12/01/2014	AAA	1,500,000	1,629,075
Pennsylvania GO, 6.50%, 11/15/2010	AAA	2,500,000	2,588,875
Pennsylvania Higher Edl. Facs. Auth. RB:
State Sys., Ser. E, 7.00%, 06/15/2011	AAA	2,000,000	2,015,840
Thomas Jefferson Univ., Ser. A, Prerefunded, 6.625%, 08/15/2009	NR	1,115,000	1,185,747
Pennsylvania Intergovernmental Cooperative Auth. Spl. Tax RB, Philadelphia Funding Program, 6.75%, 06/15/2021, (Insd. by FGIC)	AAA	1,650,000	1,850,492
Pennsylvania Pub. Sch. Bldg. Auth. RB, Harrisburg Area Community College, Ser. D, 6.75%, 04/01/2011, (Insd. by MBIA)	AAA	2,400,000	2,484,624
Pennsylvania Univ. RB:
6.60%, 07/01/2002	NR	1,000,000	1,028,210
7.00%, 07/01/2016	NR	4,000,000	4,116,720
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	AAA	1,440,000	1,578,211
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children’s Hosp. Proj., Ser. A, 6.25%, 02/15/2005	NR	1,500,000	1,568,610
Philiadelphia, PA Muni. Auth. RB, Justice Lease, Ser. B, 7.10%, 11/15/2011	AAA	2,000,000	2,087,540
Pittsburgh, PA GO, Ser. D, 6.125%, 09/01/2017, (Insd. by AMBAC)	AAA	25,000	26,488
Pittsburgh, PA Wtr. & Swr. Sys. RB:
1st Lien, Ser. A, 5.40%, 09/01/2012, (Insd. by FGIC)	AAA	2,845,000	3,051,234
1st Lien, Ser. A, 5.50%, 09/01/2013, (Insd. by FGIC)	AAA	2,715,000	2,922,806
EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

PRE-REFUNDED – continued
Schuylkill Valley, PA Sch. Dist. GO:
5.55%, 04/15/2007, (Insd. by MBIA)	AAA	$ 1,110,000	$ 1,158,007
5.65%, 04/15/2008, (Insd. by MBIA)	AAA	1,185,000	1,238,574
Scranton-Lackwanna, PA Hlth. & Welfare Auth. RB, Univ. of Scranton Proj., Ser. A, 6.15%, 03/01/2003	A-	150,000	154,551
Seneca Valley, PA Sch. Dist. GO, 5.85%, 02/15/2015, (Insd. by FGIC)	AAA	105,000	114,435
Solanco, PA Sch. Dist. GO, 5.90%, 02/15/2009	AAA	3,450,000	3,676,389
Southeastern, PA Trans. Auth. Spl. RB:
Ser. A, 5.625%, 03/01/2007	AAA	3,090,000	3,342,422
Ser. A, 5.75%, 03/01/2008	AAA	1,290,000	1,401,224
Prerefunded, Ser. A, 5.625%, 03/01/2007, (Insd. by FGIC)	AAA	185,000	200,113
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	AAA	2,405,000	2,607,212
Unionville-Chadds Ford, PA Sch. Dist. GO, 5.80%, 06/01/2013	NR	1,000,000	1,050,590
Univ. of Pittsburgh, PA RB:
Ser. B, 6.10%, 06/01/2005, (Insd. by MBIA)	AAA	2,120,000	2,230,007
Ser. B, 6.25%, 06/01/2008, (Insd. by MBIA)	AAA	1,300,000	1,369,680
Upper Merion, PA GO, 6.90%, 09/01/2016	NR	2,910,000	2,955,018
Washington Cnty., PA Hosp. Auth. RB, Shadyside Hosp. Proj., 5.875%, 12/15/2004	AAA	1,300,000	1,380,860
West Chester, PA Area Sch. Dist. GO, 6.20%, 09/01/2012	NR	2,195,000	2,254,528
West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	AAA	1,000,000	1,095,480
Ser. A, 5.80%, 08/01/2024	AAA	2,500,000	2,750,700

			119,059,471

PUBLIC FACILITIES – 0.7%
Fayette Cnty., GA Pub. Facs. RB, Criminal Justice Ctr. Proj., 5.875%, 06/01/2024	AA-	1,000,000	1,080,740
Pittsburgh & Allegheny Cnty., PA Regl. Asset Dist. Sales Tax RB, 5.25%, 02/01/2031	AAA	4,500,000	4,492,935
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, 5.50%, 10/01/2013	BBB-	1,000,000	1,015,530

			6,589,205

RESOURCE RECOVERY – 0.9%
Pennsylvania Econ. Dev. Fin. Auth. RB, Colver Proj., Ser. D, 7.05%, 12/01/2010	BBB-	1,000,000	1,030,860
Pennsylvania EDA RB:
Colver Proj.:
Ser. D, 7.125%, 12/01/2015	BBB-	3,700,000	3,818,326
Ser. D, 7.15%, 12/01/2018	BBB-	2,300,000	2,365,274
Dr. Gertrude A. Barber Ctr., Inc., 5.90%, 12/01/2030	AA	1,000,000	1,030,360

			8,244,820

EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

SALES TAX – 1.7%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	AAA	$12,295,000	$ 13,554,869
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.50%, 10/01/2018	BBB-	500,000	493,920
Ser. A, 5.50%, 10/01/2022	BBB-	1,000,000	974,180

			15,022,969

SPECIAL TAX – 2.3%
Allegheny Cnty., PA Redev. Auth. Tax RB:
6.30%, 12/15/2018	NR	2,015,000	2,113,997
6.40%, 12/15/2018	NR	4,030,000	4,226,986
Delaware Valley, PA Regl. Fin. RB, Ser. A, 5.50%, 08/01/2028	AAA	10,450,000	11,023,705
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.20%, 10/01/2009	BBB-	1,000,000	1,015,100
Ser. A, 5.625%, 10/01/2025	BBB-	2,250,000	2,220,548

			20,600,336

TOBACCO REVENUE – 1.5%
Childrens Trust Fund RB, Asset Backed Bonds, 5.75%, 07/01/2020	A	3,250,000	3,378,700
Tobacco Settlement Revenue Mgmt. Auth. RB, SC Tobacco Settlement, Ser. B, 6.00%, 05/15/2022	A	2,500,000	2,457,225
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	A	7,500,000	7,481,100

			13,317,025

TRANSPORTATION – 3.6%
Allegheny Cnty., PA Port Auth. RB:
6.25%, 03/01/2017	AAA	5,000,000	5,745,800
6.375%, 03/01/2014	AAA	5,500,000	6,364,380
6.375%, 03/01/2015	AAA	4,750,000	5,496,510
Pennsylvania Tpke. Commission RB:
Ser. L, 6.45%, 06/01/2003, (Insd. by AMBAC)	AAA	1,000,000	1,025,080
Ser. L, 6.60%, 06/01/2005, (Insd. by AMBAC)	AAA	1,000,000	1,025,330
Ser. O, 5.60%, 12/01/2005, (Insd. by FGIC)	AAA	1,000,000	1,047,910
Ser. O, 5.70%, 12/01/2006, (Insd. by FGIC)	AAA	1,500,000	1,570,770
Ser. P, 5.80%, 12/01/2006	AA-	2,075,000	2,177,464
Ser. U, 5.80%, 12/01/2007, (Insd. by FGIC)	AAA	5,000,000	5,236,050
Southeastern PA Trans. Auth. PA RB, Ser. A, 5.25%, 03/01/2014	AAA	2,500,000	2,608,950

			32,298,244

WATER & SEWER – 6.3%
Allegheny Cnty., PA Sanitation Auth. Swr. RB:
5.50%, 12/01/2030	AAA	2,500,000	2,575,850
5.75%, 12/01/2014	AAA	2,390,000	2,637,532
Ser. B, 6.50%, 12/01/2011	AAA	2,000,000	2,040,580
EVERGREEN
Pennsylvania Municipal Fund
Schedule of Investments (continued)
March 31, 2001

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

WATER & SEWER – continued
Allentown, PA Wtr. RB, 6.85%, 07/15/2008	AA	$ 1,000,000	$ 1,009,820
Bucks Cnty., PA Wtr. & Swr. Auth. RB, Neshaminy Interceptor, 6.20%, 12/01/2003, (Insd. by FGIC)	AAA	1,000,000	1,018,990
Delaware Cnty., PA Regl. Wtr. RB, Ser. A, 7.20%, 05/01/2004	AAA	1,300,000	1,304,108
Jackson Cnty., GA Wtr. & Sewage Auth. RB, Ser. A, 5.75%, 09/01/2017, (AMBAC)	AAA	1,330,000	1,446,136
North Penn, PA Wtr. Auth. RB:
5.75%, 11/01/2018, (Insd. by FGIC)	AAA	3,705,000	3,840,455
6.00%, 11/01/2007, (Insd. by FGIC)	AAA	1,000,000	1,048,580
North Wales, PA Wtr. Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	AAA	4,530,000	4,643,295
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	AAA	1,805,000	1,936,855
5.50%, 09/01/2010, (Insd. by MBIA)	AAA	2,140,000	2,300,115
Philadelphia, PA Wtr. & Wst. Wtr. RB:
6.25%, 08/01/2012, (Insd. by MBIA)	AAA	4,000,000	4,627,520
Ser. A, 5.00%, 08/01/2022	AAA	10,355,000	10,076,140
Univ. of Pittsburgh, PA RB, Area Joint Swr. Auth., 5.25%, 11/01/2014, (Insd. by MBIA)	AAA	4,355,000	4,652,098
Upper Merion, PA Muni. Util. Auth., Swr. RB:
6.00%, 08/15/2012	NR	1,000,000	1,036,110
6.00%, 08/15/2016	NR	2,325,000	2,392,565
Upper Merion, PA RB, 5.55%, 08/15/2007	NR	2,595,000	2,685,747
Upper Moreland-Hatboro, PA Joint Swr. Auth. RB:
6.25%, 10/15/2002, (Insd. by MBIA)	AAA	1,025,000	1,068,665
6.35%, 10/15/2003, (Insd. by MBIA)	AAA	1,000,000	1,067,960
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2009	NR	1,370,000	1,404,921
West Mifflin, PA Sanitary Auth. Swr. RB, 5.00%, 08/01/2023	AAA	1,000,000	974,461

			55,788,503

Total Municipal Obligations (cost $824,023,041)			860,618,449

		Shares	Value

SHORT-TERM INVESTMENTS – 2.4%
MUTUAL FUND SHARES – 2.4%
Evergreen Select Municipal Money Market Fund (cost $21,129,055)ø		21,129,055	21,129,055

Total Investments – (cost $845,152,096) – 98.9%			881,747,504
Other Assets and Liabilities – 1.1%			9,900,316

Net Assets – 100.0%			$891,647,820

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments

ø	The advisor to the Fund and the advisor of the Money Market Fund are each a division of First Union National Bank.

∧	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
BPO	Bond Payment Obligation
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Federal Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IBC	Insured Bond Certificate
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Resource Healthcare of America, Inc.
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows for each Fund the percent of portfolio assets invested by geographic location as of March 31, 2001 (unaudited):

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund
Connecticut	83.0%	0.0%	0.0%
Delaware	0.0%	0.8%	0.0%
District of Columbia	1.6%	0.0%	0.9%
Georgia	0.0%	0.7%	0.3%
Guam	0.4%	0.0%	0.0%
Louisiana	2.8%	0.0%	0.0%
New Jersey	0.0%	78.9%	0.0%
New York	0.0%	7.3%	0.0%
Ohio	0.0%	1.4%	0.0%
Pennsylvania	0.0%	2.0%	92.7%
Puerto Rico	8.6%	4.8%	1.7%
South Carolina	1.8%	1.3%	0.7%
Virginia	0.0%	0.0%	0.3%
Virgin Islands	0.0%	2.0%	1.0%
Non State Specific	1.8%	0.8%	2.4%

Total	100.0%	100.0%	100.0%

See Combined Notes to Financial Statements.

EVERGREEN
State Municipal Bond Funds
Statements of Assets and Liabilities
March 31, 2001

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Assets

Identified cost of securities	$59,679,828	$212,175,777	$845,152,096

Net unrealized gains on securities	3,435,813	11,928,871	36,595,408

Market value of securities	63,115,641	224,104,648	881,747,504

Receivable for Fund shares sold	1,924,896	77,000	1,113,249

Interest receivable	1,171,177	3,482,272	13,622,950

Prepaid expenses and other assets	1,397	2,498	223,720

Total assets	66,213,111	227,666,418	896,707,423

Liabilities

Distributions payable	244,466	762,741	3,705,164

Payable for Fund shares redeemed	2,055,597	10,643	1,201,448

Advisory fee payable	23,810	7,826	18,098

Distribution Plan expenses payable	165	0	3,941

Due to other related parties	520	1,863	7,330

Accrued expenses and other liabilities	13,827	51,041	123,622

Total liabilities	2,338,385	834,114	5,059,603

Net assets	$63,874,726	$226,832,304	$891,647,820

Net assets represented by

Paid-in capital	$62,790,938	$222,283,356	$876,560,254

Undistributed (overdistributed) net investment income	7,105	(1,976)	(289,798)

Accumulated net realized gains or losses on securities	(2,359,130)	(7,377,947)	(21,218,044)

Net unrealized gains or losses on securities	3,435,813	11,928,871	36,595,408

Total net assets	$63,874,726	$226,832,304	$891,647,820

Net assets consists of

Class A	$ 3,147,940	$ 29,474,840	$ 44,951,483

Class B	1,788,344	20,151,865	31,261,938

Class C	0	0	5,775,194

Class I*	58,938,442	177,205,599	809,659,205

Total net assets	$63,874,726	$226,832,304	$891,647,820

Shares outstanding

Class A	498,907	2,688,856	3,964,273

Class B	283,405	1,838,429	2,776,796

Class C	0	0	512,059

Class I*	9,340,363	16,166,161	71,404,766

Net asset value per share

Class A	$ 6.31	$ 10.96	$ 11.34

Class A—Offering price (based on sales charge of 4.75%)	$ 6.62	$ 11.51	$ 11.91

Class B	$ 6.31	$ 10.96	$ 11.26

Class C	$ —	$ —	$ 11.28

Class I*	$ 6.31	$ 10.96	$ 11.34

*	Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
State Municipal Bond Funds
Statements of Operations
Year Ended March 31, 2001

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Investment income

Interest	$3,506,476	$11,547,290	$49,260,786

Expenses

Advisory fee	346,757	896,273	2,152,376

Distribution Plan expenses	16,406	258,890	482,773

Administrative services fees	66,684	213,398	862,187

Transfer agent fee	2,979	39,461	63,163

Trustees’ fees and expenses	802	2,636	9,680

Printing and postage expenses	3,006	12,727	16,313

Custodian fee	14,512	59,123	205,024

Registration and filing fees	512	3,812	536

Professional fees	14,958	18,279	18,685

Other	1,286	24,502	725

Total expenses	467,902	1,529,101	3,811,462

Less: Expense reductions	(2,996)	(10,704)	(34,718)

Fee waivers	(41,527)	(44,838)	0

Net expenses	423,379	1,473,559	3,776,744

Net investment income	3,083,097	10,073,731	45,484,042

Net realized and unrealized gains or losses on securities

Net realized gains or losses on securities	(624,039)	(2,212,786)	(3,953,448)

Net change in unrealized gains or losses on securities	3,748,591	11,737,966	38,566,066

Net realized and unrealized gains or losses on securities	3,124,552	9,525,180	34,612,618

Net increase in net assets resulting from operations	$6,207,649	$19,598,911	$80,096,660

See Combined Notes to Financial Statements.

EVERGREEN
State Municipal Bond Funds
Statements of Changes in Net Assets
Year Ended March 31, 2001

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Operations

Net investment income	$ 3,083,097	$ 10,073,731	$ 45,484,042

Net realized gains or losses on securities	(624,039)	(2,212,786)	(3,953,448)

Net change in unrealized gains or losses on securities	3,748,591	11,737,966	38,566,066

Net increase in net assets resulting from operations	6,207,649	19,598,911	80,096,660

Distributions to shareholders from

Net investment income

Class A	(59,182)	(1,326,989)	(1,827,444)

Class B	(47,736)	(722,348)	(1,478,367)

Class C	0	0	(236,572)

Class I*	(2,982,995)	(8,033,004)	(42,136,422)

Total distributions to shareholders	(3,089,913)	(10,082,341)	(45,678,805)

Capital share transactions

Proceeds from shares sold	11,679,260	38,872,006	179,672,400

Net asset value of shares issued in reinvestment of distributions	67,991	1,439,599	2,196,237

Payment for shares redeemed	(23,499,589)	(39,344,792)	(195,070,832)

Net increase (decrease) in net assets resulting from capital share transactions	(11,752,338)	966,813	(13,202,195)

Total increase (decrease) in net assets	(8,634,602)	10,483,383	21,215,660

Net assets

Beginning of period	72,509,328	216,348,921	870,432,160

End of period	$63,874,726	$226,832,304	$891,647,820

Undistributed (overdistributed) net investment income	$ 7,105	$ (1,976)	$ (289,798)

*	Effective at the close of business on May 11, 2001, Class Y shares of the funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
State Municipal Bond Funds
Statements of Changes in Net Assets
Year Ended March 31, 2000

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Operations

Net investment income	$ 3,283,961	$ 9,988,600	$ 38,267,960

Net realized gains or losses on securities	(1,735,091)	(5,165,161)	(17,264,056)

Net change in unrealized gains or losses on securities	(2,471,997)	(6,976,635)	(22,426,156)

Net decrease in net assets resulting from operations	(923,127)	(2,153,196)	(1,422,252)

Distributions to shareholders from

Net investment income

Class A	(29,677)	(1,442,654)	(1,552,010)

Class B	(47,904)	(790,701)	(1,509,695)

Class C	0	0	(268,474)

Class I*	(3,186,337)	(7,750,828)	(34,893,891)

Net realized gains

Class A	(2,299)	(67,202)	(21,064)

Class B	(3,951)	(46,764)	(22,866)

Class C	0	0	(4,212)

Class I*	(210,673)	(399,038)	(528,176)

Total distributions to shareholders	(3,480,841)	(10,497,187)	(38,800,388)

Capital share transactions

Proceeds from shares sold	14,810,856	48,598,866	187,587,317

Net asset value of shares issued in reinvestment of distributions	282,337	2,163,636	2,638,961

Payment for shares redeemed	(13,818,971)	(46,953,178)	(202,177,638)

Net asset value of shares issued in acquisition	0	47,915,180	667,273,557

Net increase in net assets resulting from capital share transactions	1,274,222	51,724,504	655,322,197

Total increase (decrease) in net assets	(3,129,746)	39,074,121	615,099,557

Net assets

Beginning of period	75,639,074	177,274,800	255,332,603

End of period	$72,509,328	$216,348,921	$870,432,160

Undistributed (overdistributed) net investment income	$ 13,921	$ 6,634	$ (95,035)

*	Effective at the close of business on May 11, 2001, Class Y shares of the funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen State Municipal Bond Funds consist of Evergreen Connecticut Municipal Bond Fund (“Connecticut Fund”), Evergreen New Jersey Municipal Bond Fund (“New Jersey Fund”) and Evergreen Pennsylvania Municipal Bond Fund (“Pennsylvania Fund”), (collectively the “Funds”). Each Fund is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C and/or Institutional (Class I) classes of shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Class I. This did not change the fee and expense structure of Class Y shareholders or their rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments
Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. When-issued and Delayed Delivery Transactions
The Funds record when-issued securities no later than one business day after the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

C. Security Transactions and Investment Income
Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax exempt income, including any net capital gains (which have been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

Combined Notes to Financial Statements (continued)

E. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

F. Class Allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On November 1, 2000, Pennsylvania Fund’s Board of Trustees approved the transfer of its investment advisory contract with Evergreen Investment Management Company, LLC (“EIMC”) to First Union National Bank (“FUNB”), a subsidiary of First Union Corporation (“First Union”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly-owned subsidiaries of and controlled by First Union and neither the fees nor services were changed at that time.

FUNB is the investment advisor to the Funds and is paid a management fee that is calculated and paid daily. The management fee for the Connecticut Fund is computed at an annual rate of 0.52% of the average daily net assets of the Fund. The management fee for the New Jersey Fund is calculated by applying percentage rates, starting at 0.42% and declining to 0.27% per annum as net assets increase, to the average daily net assets of the Fund. The management fee for Pennsylvania Fund is computed by applying percentage rates, starting at 0.46% and declining to 0.16% per annum as net assets increase, to the average daily net assets of the Fund.

For the year ended March 31, 2001, Connecticut Fund waived investment advisory fees of $41,527, which represented 0.06% of its average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.10% of each Fund’s average daily net assets.

Prior May 1, 2000, The BISYS Group, Inc. (“BISYS”) served as the sub-administrator to the Funds and provided the officers of the Funds. For Connecticut Fund and New Jersey Fund, the sub-administration fee was paid by the administrator until the sub-administration agreement with BISYS was terminated on April 30, 2000. For Pennsylvania Fund, the sub-administration fee was paid by the investment advisor until the sub-administration agreement with BISYS was terminated on April 30, 2000.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets
Class A	0.25%
Class B	1.00%
Class C	1.00%

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the year ended March 31, 2001, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B and Class C Distribution Plans were as follows:

	Class A	Class B	Class C

Connecticut Fund	$ 3,345	$ 13,061	N/A
New Jersey Fund	70,060	188,830	N/A
Pennsylvania Fund	89,486	338,948	$54,339

For the year ended March 31, 2001, the amount of distribution fees waived for New Jersey Fund Class A shares was $44,838, which represented 0.16% of the average daily net assets of Class A shares.

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

On June 25, 1999, as a result of the conversion of common trust funds managed by CoreStates Financial Corp., the New Jersey Fund and Pennsylvania Fund each acquired substantially all the net assets of comparable common trusts in exchange for Class I (formerly, Class Y) shares of the respective funds.

These acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each acquiring Fund immediately after the acquisition were as follows:

Acquiring Fund	Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued	Unrealized Depreciation	Net Assets After Acquisition

New Jersey Fund	common trust fund	$ 47,915,180	4,436,670	$ (1,033,417)	$223,996,388
Pennsylvania Fund	common trust fund	667,273,557	59,201,637	(12,011,107)	922,757,172
Combined Notes to Financial Statements (continued)

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class I. Transactions in shares of the Funds were as follows:

CONNECTICUT FUND

	Year Ended March 31, 2001		Year Ended March 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	484,442	$ 3,013,314	106,760	$ 656,854
Shares issued in reinvestment of distributions	4,346	26,797	2,402	14,585
Shares redeemed	(113,662)	(709,681)	(74,680)	(455,294)

Net increase	375,126	2,330,430	34,482	216,145

Class B
Shares sold	78,327	493,594	113,496	703,201
Shares issued in reinvestment of distributions	4,529	27,726	5,539	33,611
Shares redeemed	(28,243)	(171,252)	(75,158)	(456,902)

Net increase	54,613	350,068	43,877	279,910

Class I
Shares sold	1,326,101	8,172,352	2,210,525	13,450,801
Shares issued in reinvestment of distributions	2,208	13,468	38,879	234,141
Shares redeemed	(3,697,003)	(22,618,656)	(2,123,745)	(12,906,775)

Net increase (decrease)	(2,368,694)	(14,432,836)	125,659	778,167

Net increase (decrease)		$(11,752,338)		$ 1,274,222

NEW JERSEY FUND

	Year Ended March 31, 2001		Year Ended March 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	307,183	$ 3,262,096	513,462	$ 5,471,875
Automatic conversion of Class B shares to Class A shares	0	0	13,772	142,552
Shares issued in reinvestment of distributions	75,990	809,320	89,772	954,868
Shares redeemed	(378,480)	(3,999,353)	(947,781)	(10,123,431)

Net increase (decrease)	4,693	72,063	(330,775)	(3,554,136)

Class B
Shares sold	319,731	3,426,947	483,331	5,225,508
Automatic conversion of Class B shares to Class A shares	0	0	(13,772)	(142,552)
Shares issued in reinvestment of distributions	44,879	477,882	56,035	596,343
Shares redeemed	(394,241)	(4,178,684)	(466,917)	(4,955,647)

Net increase (decrease)	(29,631)	(273,855)	58,677	723,652

Class I
Shares sold	3,017,318	32,182,963	3,554,144	37,901,483
Shares issued in reinvestment of distributions	14,316	152,397	57,872	612,425
Shares issued in acquisition of common trust fund	0	0	4,436,670	47,915,180
Shares redeemed	(2,952,953)	(31,166,755)	(3,016,740)	(31,874,100)

Net increase	78,681	1,168,605	5,031,946	54,554,988

Net increase		$ 966,813		$51,724,504

Combined Notes to Financial Statements (continued)

PENNSYLVANIA FUND

	Year Ended March 31, 2001		Year Ended March 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	2,065,288	$ 22,900,917	1,951,256	$ 21,690,494
Automatic conversion of Class B shares to Class A shares	370,834	4,212,489	10,624	113,974
Shares issued in reinvestment of distributions	82,280	910,193	76,879	772,835
Shares redeemed	(1,564,918)	(17,287,697)	(1,484,308)	(16,315,550)

Net increase	953,484	10,735,902	554,451	6,261,753

Class B
Shares sold	338,986	3,789,775	683,376	7,707,239
Automatic conversion of Class B shares to Class A shares	(373,366)	(4,212,489)	(10,719)	(113,974)
Shares issued in reinvestment of distributions	78,335	858,501	85,068	931,987
Shares redeemed	(538,638)	(5,907,803)	(768,838)	(8,471,290)

Net decrease	(494,683)	(5,472,016)	(11,113)	53,962

Class C
Shares sold	110,468	1,225,077	48,560	569,348
Shares issued in reinvestment of distributions	14,257	156,737	16,711	183,853
Shares redeemed	(141,874)	(1,551,420)	(137,215)	(1,503,074)

Net decrease	(17,149)	(169,606)	(71,944)	(749,873)

Class I
Shares sold	13,710,505	151,756,631	14,330,293	157,620,236
Shares issued in reinvestment of distributions	24,484	270,806	68,152	750,286
Shares issued in acquisition of common trust fund	0	0	59,201,637	667,273,557
Shares redeemed	(15,462,719)	(170,323,912)	(16,066,843)	(175,887,724)

Net increase (decrease)	(1,727,730)	(18,296,475)	57,533,239	649,756,355

Net increase (decrease)		$ (13,202,195)		$655,322,197

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 2001:

	Cost of Purchases	Proceeds from Sales

Connecticut Fund	$ 21,615,425	$ 32,439,273
New Jersey Fund	47,529,444	33,705,626
Pennsylvania Fund	166,147,808	195,298,577

On March 31, 2001, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Connecticut Fund	$ 59,679,828	$ 3,455,694	$ (19,881)	$ 3,435,813
New Jersey Fund	212,175,777	12,139,837	(210,966)	11,928,871
Pennsylvania Fund	845,152,096	43,302,888	(6,707,480)	36,595,408

As of March 31, 2001, the Funds had capital loss carryovers for federal income tax purposes as follows:

		Expiration
		2008	2009

Connecticut Fund	$ 2,359,130	$ 527,818	$ 1,831,312
New Jersey Fund	6,640,273	1,004,794	5,635,479
Pennsylvania Fund	19,284,197	3,935,444	15,348,753

Capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. The New Jersey Fund and Pennsylvania Fund have incurred and will elect to defer to post October losses of $737,674 and $1,933,846, respectively.
Combined Notes to Financial Statements (continued)

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets

Connecticut Fund	$ 2,996	0.01%
New Jersey Fund	10,704	0.01%
Pennsylvania Fund	34,718	0.01%

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the year ended March 31, 2001, the Connecticut Fund had average borrowings outstanding of $11,133 at a rate of 7.02% and paid interest of $792, which represents 0.00% of the Fund’s average net assets on an annualized basis.

11. CONCENTRATION OF RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently.

The revised Guide will require the Funds to amortize premium and accrete discount on all fixed-income securities and classify gains and losses realized on paydowns on mortgage-backed securities, which are presently included in realized gain/loss, as interest income. These accounting changes will have no impact to the Fund’s financial statements.

Independent Auditors’ Report

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, portfolios of Evergreen Municipal Trust, as of March 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund as of March 31, 2001, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
May 14, 2001

Additional Information (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2001, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Connecticut Fund	99.77%
New Jersey Fund	99.40%
Pennsylvania Fund	99.54%

Evergreen Funds

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short Intermediate Municipal Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreeninvestments.com

28180 543688 5/2001

200 Berkeley Street
Boston, MA 02116